UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-7493)

The Hennessy Funds, Inc.
(Exact name of registrant as specified in charter)

The Courtyard Square
750 Grant Avenue, Suite 100
Novato, CA 94945
(Address of principal executive offices) (Zip code)

Neil J. Hennessy
Hennessy Advisors, Inc.
The Courtyard Square
750 Grant Avenue, Suite 100
Novato, CA 94945
(Name and address of agent for service)

800-966-4354
Registrant’s telephone number, including area code

Date of fiscal year end:October 31, 2004

Date of reporting period:October 31, 2004

Item 1. Report to Stockholders.

December 2004

Dear Hennessy Funds Shareholder:

As I’ve communicated to you in previous annual report letters this year, interest rates continue to be at historic lows, inflation remains in check, job creation appears to be stabilizing and corporations are seeing strong earnings and increasing their spending and hiring. Despite these positive economic indicators, the market has remained basically flat through the end of October. Up to this point, investors appear to have lacked confidence and enthusiasm in this otherwise strong economy and have been content to wait on the sidelines. However, with the presidential election now behind us, and as uncertainties, such as the war in Iraq and oil prices, become less volatile, the markets should improve significantly.

At Hennessy Funds we know one of the keys to investing success is maintaining a long-term view. We remain invested in the market and adhere to our formulas through good and bad markets, and we never let the headlines or emotions distract us from our proven strategies. With history as our guide, we believe that the market, over the long-run, will gain approximately 10 –11% per year.

We are pleased that the five Hennessy Funds all now have the same fiscal year end of October 31. As we consolidate the Funds into one annual report, this “abbreviated” annual report covers different periods for the various Funds since their most recent annual report. The reporting period is just one month for the Cornerstone Growth, Focus 30 and Cornerstone Value Funds and four months for the Total Return and Balanced Funds.

For the one-month period ending October 31, 2004 the Hennessy Cornerstone Growth Fund returned +1.57%, the Hennessy Focus 30 Fund returned –1.25%, and the Hennessy Cornerstone Value Fund returned +0.89%. For the same period the S&P 500 returned +1.53%. In general, small cap stocks outperformed both mid cap and large cap stocks in the month of October, which helped the Cornerstone Growth Fund beat the S&P 500. The relative underperformance of the Cornerstone Value Fund and the Focus 30 Fund versus this benchmark is attributed to the underperformance of energy stocks such as BP PLC and ChevronTexaco in Cornerstone Value and Lone Star Technologies and Maverick Tube Corp. in Focus 30. We feel this is due to the recent volatility in the oil market. Please keep in mind that the period being measured is very brief and does not necessarily represent long term performance trends.

For the four-month period ending October 31, 2004, the Hennessy Total Return Fund returned –1.61% and the Hennessy Balanced Fund returned –1.95%. During the same period, the S&P 500 Index and the Dow Jones Industrial Average returned –0.37% and –3.25%, respectively. In general, the performance of large cap stocks lagged that of small and mid cap stocks, which is in part why the Total Return and Balanced Funds lagged the S&P 500. Additionally, the Fund’s performance was hampered by significant investments in General Motors Corporation and Merck & Co., which both significantly under performed during this period. Merck’s stock price was hit particularly hard following the recall of its drug, Vioxx. Despite these factors, both the Balanced and Total Return Funds outperformed the Dow Jones Industrial Average for the period.

I believe the recent market rally following the presidential election is not an isolated or temporary event, but instead signals the beginning of increased investor confidence and enthusiasm that should push the market higher. President Bush has indicated his desire to make the lower tax rate on dividends permanent during his second term, and we saw strong price increases among dividend-paying stocks immediately following the election. I believe we will continue to see strong stock price appreciation of dividend-paying companies, as well as increased dividend payouts. And, as interest rates continue to rise, as has been suggested by the Federal Reserve, the returns earned on the short-term government securities in the Hennessy Balanced and Total Return portfolios should increase as well.

At Hennessy Funds, we remain committed to our proven, disciplined investment style, and foremost we are committed to our shareholders. Thank you for your trust and confidence, and should you have any questions or need more information, please don’t hesitate to call us at (800) 966-4354 or visit our website at www.hennessyfunds.com.

Best regards,

Neil Hennessy
President & Portfolio Manager

Small and medium-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. Investments in foreign securities involve greater volatility and political, economic and currency risk and differences in accounting methods.

The Hennessy Total Return and Balanced Funds are non-diversified, meaning they may concentrate their assets in fewer individual holdings than a diversified fund, making them more exposed to individual stock volatility than a diversified fund.

References to specific securities should not be considered a recommendation to buy or sell any security. Fund holdings are subject to change. Please refer to the Schedule of Investments within this annual report for additional portfolio information, including percentages of holdings.

The S&P 500 Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general and commonly used to measure the performance of U.S. Stocks. The Dow Jones Industrial Average is an unmanaged index of common stocks comprised of major industrial companies and assumes reinvestment of dividends. One cannot invest directly in an index.

Opinions expressed are those of Neil Hennessy and are subject to change, are not guaranteed and should not be considered investment advice. 12/04

HENNESSY CORNERSTONE GROWTH FUND

This chart assumes an initial gross investment of $10,000 made on November 1, 1996 (commencement of operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.hennessyfunds.com.

AVERAGE ANNUAL TOTAL RETURN
PERIODS ENDED OCTOBER 31, 2004

	One Year	Five Years	Since Inception 11/1/96
Hennessy Cornerstone Growth Fund	3.09%	15.25%	15.21%
Russell 2000 Index	11.73%	7.74%	8.40%
S&P 500 Index	9.42%	(2.22)%	7.73%

RUSSELL 2000 INDEX — An unmanaged index which measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest U.S. Companies, based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

S&P 500 INDEX — An unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of the 500 stocks which represent all major industries.

HENNESSY FOCUS 30 FUND

This chart assumes an initial gross investment of $10,000 made on September 17, 2003 (commencement of operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.hennessyfunds.com.

AVERAGE ANNUAL TOTAL RETURN
PERIODS ENDED OCTOBER 31, 2004

	One Year	Since Inception 9/17/03*
Hennessy Focus 30 Fund	2.73%	6.49%
S&P Midcap 400 Index	11.04%	13.09%
S&P 500 Index	9.42%	9.62%

*	On September 17, 2003, the SYM Select Growth Fund merged into the Hennessy Focus 30 Fund. Due to the change in advisor and investment technique, performance is being quoted for the period after the merger.

S&P MIDCAP 400 INDEX — An unmanaged capitalization-weighted index of 400 stocks designed to measure performance of mid-sized companies through changes in the aggregate market value of the 400 stocks which represent all major industries.

S&P 500 INDEX — An unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of the 500 stocks which represent all major industries.

HENNESSY CORNERSTONE VALUE FUND

This chart assumes an initial gross investment of $10,000 made on November 1, 1996 (commencement of operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.hennessyfunds.com.

AVERAGE ANNUAL TOTAL RETURN
PERIODS ENDED OCTOBER 31, 2004

	One Year	Five Years	Since Inception 11/1/96
Hennessy Cornerstone Value Fund	12.54%	5.40%	6.92%
Russell 1000 Index	9.33%	(1.63)%	7.83%
S&P 500 Index	9.42%	(2.22)%	7.73%

Russell 1000 Index — An unmanaged index which measures the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest U.S. Companies, based on total market capitalization, which represents approximately 98% of the U.S. investable equity market.

S&P 500 INDEX — An unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of the 500 stocks which represent all major industries.

HENNESSY TOTAL RETURN FUND

This chart assumes an initial gross investment of $10,000 made on July 29, 1998 (inception). Performance reflects fee waivers in effect. In the absence of fee waivers, total return would be reduced. Returns shown include the reinvestment of all dividend and other distributions. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.hennessyfunds.com.

AVERAGE ANNUAL TOTAL RETURN
PERIODS ENDED OCTOBER 31, 2004

	One Year	Five Years	Since Inception 7/29/98
Hennessy Total Return Fund	4.74%	2.33%	2.55%
Dow Jones Industrial Average	4.46%	0.56%	3.82%
S&P 500 Index	9.42%	(2.22)%	1.56%

DOW JONES INDUSTRIAL AVERAGE — The Dow Jones Industrial Average is an unmanaged index of common stocks comprised of major industrial companies.

S&P 500 INDEX — An unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of the 500 stocks which represent all major industries.

HENNESSY BALANCED FUND

This chart assumes an initial gross investment of $10,000 made on March 8, 1996 (inception). Returns shown include the reinvestment of all dividend and other distributions. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.hennessyfunds.com.

AVERAGE ANNUAL TOTAL RETURN
PERIODS ENDED OCTOBER 31, 2004

	One Year	Five Years	Since Inception 3/8/96
Hennessy Balanced Fund	1.95%	1.48%	4.66%
Dow Jones Industrial Average	4.46%	0.56%	9.27%
S&P 500 Index	9.42%	(2.22)%	8.62%

DOW JONES INDUSTRIAL AVERAGE — The Dow Jones Industrial Average is an unmanaged index of common stocks comprised of major industrial companies.

S&P 500 INDEX — An unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of the 500 stocks which represent all major industries.

STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2004

	Hennessy Cornerstone Growth Fund	Hennessy Focus 30 Fund	Hennessy Cornerstone Value Fund	Hennessy Total Return Fund	Hennessy Balanced Fund
ASSETS:
Investments, at value (cost $1,304,136,594, $49,580,368, $192,161,235, $130,737,154 and $21,682,346, respectively)(1)	$1,313,654,594	$50,341,636	$195,628,447	$125,809,297	$21,365,157
Cash	—	1,551	87,765	—	—
Dividends and interest receivable	51,700	8,152	555,604	308,572	86,431
Receivable for fund shares sold	629,869	116,193	17,158	4,550	—
Receivable for securities sold	—	—	—	—	347,000
Prepaid expenses and other assets	79,343	11,710	37,509	14,367	11,705
Total Assets	1,314,415,506	50,479,242	196,326,483	126,136,786	21,810,293
LIABILITIES:
Collateral for securities loaned	442,351,971	—	133,986	—	—
Payable for fund shares redeemed	1,722,318	13,361	154,960	125,899	5,151
Payable to Adviser	545,361	42,781	122,448	47,001	11,209
Payable to Administrator	562,073	34,084	133,023	63,763	15,438
Payable to Auditor	26,627	16,781	22,344	—	4,162
Payable to Distributor	—	—	—	19,584	4,671
Payable for reports to shareholders	13,794	1,447	4,924	—	3,019
Reverse repurchase agreement	—	—	—	33,920,000	—
Accrued expenses and other payables	199,943	11,106	7,625	61,753	1,968
Other liabilities(2)	—	—	101,463	—	—
Total Liabilities	445,422,087	119,560	680,773	34,238,000	45,618
NET ASSETS	$868,993,419	$50,359,682	$195,645,710	$91,898,786	$21,764,675
NET ASSETS CONSIST OF:
Capital stock	$689,983,976	$57,639,310	$337,406,908	$193,154,102	$25,529,514
Accumulated undistributed net investment income (loss)	—	—	3,448,705	141,094	25,337
Accumulated undistributed net realized gain (loss) on investments	169,491,443	(8,040,896)	(148,677,115)	(96,468,553)	(3,472,987)
Unrealized net appreciation (depreciation) on investments	9,518,000	761,268	3,467,212	(4,927,857)	(317,189)
Total Net Assets	$868,993,419	$50,359,682	$195,645,710	$91,898,786	$21,764,675
Shares authorized ($.0001 par value)	25,000,000,000	25,000,000,000	25,000,000,000	100,000,000	100,000,000
Shares issued and outstanding	44,830,825	5,810,275	15,677,820	8,835,350	2,050,228
Net asset value, offering price and redemption price per share	$19.38	$8.67	$12.48	$10.40	$10.62

(1)	Market value of securities on loan $424,756,134, $0, $258, $0 and $0, respectively.
(2)	Prior to the merger, the Lindner Growth & Income Fund had an other liabilities balance of $101,463 on its books due to an underlying shareholder claim. As a result of the merger that transacted on February 27, 2004, the Value Fund assumed this balance.

See notes to the financial statements.

STATEMENTS OF OPERATIONS — Hennessy Cornerstone Growth Fund

	Period Ended Oct. 31, 2004(1)	Year Ended Sept. 30, 2004
INVESTMENT INCOME:
Dividend income	$92,976	$4,116,630
Interest income	1,882	186,839
Securities lending income	29,236	726,402
Total investment income	124,094	5,029,871

EXPENSES:
Investment advisory fees	545,361	6,575,291
Administration, fund accounting, custody and transfer agent fees	190,737	2,285,571
Distribution fees	—	—
Service fees	73,697	888,553
Federal and state registration fees	3,875	38,670
Audit fees	1,860	51,807
Legal fees	1,705	11,280
Reports to shareholders	5,735	102,907
Directors’ fees and expenses	930	8,723
Sub-transfer agent expenses	89,900	1,029,450
Insurance expense	5,425	45,837
Interest expense (See Note 7)	3,568	35,739
Other	124	1,299
Total expenses	922,917	11,075,127
NET INVESTMENT LOSS	$(798,823)	$(6,045,256)

REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on investments	$(519,598)	$260,819,119
Change in unrealized appreciation (depreciation) on investments	15,254,630	(178,544,729)
Net gain on investments	14,735,032	82,274,390

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$13,936,209	$76,229,134

(1)	For the one month ended October 31, 2004. Effective October 31, 2004, the Fund changed its fiscal year end to October 31st from September 30th.

See notes to the financial statements.

STATEMENTS OF OPERATIONS — Hennessy Focus 30 Fund

	Period Ended Oct. 31, 2004(1)	Year Ended Sept. 30, 2004
INVESTMENT INCOME:
Dividend income	$3,439	$214,724
Interest income	1,437	20,594
Securities lending income	—	—
Total investment income	4,876	235,318

EXPENSES:
Investment advisory fees	42,781	487,961
Administration, fund accounting, custody and transfer agent fees	11,568	131,749
Distribution fees	—	—
Service fees	—	—
Federal and state registration fees	2,139	14,085
Audit fees	186	16,736
Legal fees	1,426	9,898
Reports to shareholders	434	3,690
Directors’ fees and expenses	837	7,183
Sub-transfer agent expenses	2,232	12,087
Insurance expense	341	1,353
Interest expense (See Note 7)	—	—
Other	93	912
Total expenses	62,037	685,654
Expense reimbursement by Advisor	—	(321)
Net expenses	62,037	685,333
NET INVESTMENT LOSS	$(57,161)	$(450,015)

REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gain on investments	$—	$1,712,086
Change in unrealized appreciation (depreciation) on investments	(625,572)	3,113,471
Net gain (loss) on investments	(625,572)	4,825,557

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(682,733)	$4,375,542

(1)	For the one month ended October 31, 2004. Effective October 31, 2004, the Fund changed its fiscal year end to October 31st from September 30th.

See notes to the financial statements.

STATEMENTS OF OPERATIONS — Hennessy Cornerstone Value Fund

	Period Ended Oct. 31, 2004(1)	Year Ended Sept. 30, 2004
INVESTMENT INCOME:
Dividend income	$474,429	$4,676,025
Interest income	2,109	17,560
Securities lending income	182	9,954
Total investment income	476,720	4,703,539

EXPENSES:
Investment advisory fees	122,448	931,767
Administration, fund accounting, custody and transfer agent fees	44,677	339,969
Distribution fees	—	—
Service fees	16,547	125,915
Federal and state registration fees	2,883	7,504
Audit fees	1,488	7,688
Legal fees	1,643	10,646
Reports to shareholders	1,023	14,148
Directors’ fees and expenses	837	6,369
Sub-transfer agent expenses	2,821	34,855
Insurance expense	1,240	5,898
Interest expense (See Note 7)	46	1,031
Other	124	917
Total expenses	195,777	1,486,707
NET INVESTMENT INCOME	$280,943	$3,216,832

REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gain on investments	$—	$976,738
Change in unrealized appreciation on investments	1,489,282	1,071,719
Net gain on investments	1,489,282	2,048,457

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,770,225	$5,265,289

(1)	For the one month ended October 31, 2004. Effective October 31, 2004, the Fund changed its fiscal year end to October 31st from September 30th.

See notes to the financial statements.

STATEMENTS OF OPERATIONS — Hennessy Total Return Fund

	Period Ended Oct. 31, 2004(1)	Year Ended June 30, 2004
INVESTMENT INCOME:
Dividend income	$921,340	$1,078,588
Interest income	231,323	163,709
Securities lending income	—	—
Total investment income	1,152,663	1,242,297

EXPENSES:
Investment advisory fees	190,370	232,795
Administration, fund accounting, custody and transfer agent fees	85,747	104,677
Distribution fees	79,396	96,923
Service fees	—	—
Federal and state registration fees	10,053	30,810
Audit fees	4,901	7,746
Legal fees	4,047	11,031
Reports to shareholders	2,206	4,201
Directors’ fees and expenses	2,460	4,235
Sub-transfer agent expenses	—	—
Insurance expense	2,320	728
Interest expense (See Note 3)	183,599	148,489
Other	367	518
Total expenses	565,466	642,153
NET INVESTMENT INCOME	$587,197	$600,144

REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gain on investments	$13,282	$272,805
Change in unrealized depreciation on investments	(2,158,098)	(3,087,326)
Net loss on investments	(2,144,816)	(2,814,521)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,557,619)	$(2,214,377)

(1)	For the four months ended October 31, 2004. Effective October 31, 2004, the Fund changed its fiscal year end to October 31st from June 30th.

See notes to the financial statements.

STATEMENTS OF OPERATIONS — Hennessy Balanced Fund

	Period Ended Oct. 31, 2004(1)	Year Ended June 30, 2004
INVESTMENT INCOME:
Dividend income	$144,036	$372,853
Interest income	47,913	101,463
Securities lending income	—	—
Total investment income	191,949	474,316

EXPENSES:
Investment advisory fees	45,561	117,925
Administration, fund accounting, custody and transfer agent fees	20,503	53,066
Distribution fees	18,984	49,135
Service fees	—	—
Federal and state registration fees	6,878	15,378
Audit fees	6,654	20,540
Legal fees	3,411	8,164
Reports to shareholders	1,361	6,434
Directors’ fees and expenses	2,459	5,093
Sub-transfer agent expenses	—	—
Insurance expense	614	847
Interest expense (See Note 7)	—	—
Other	368	406
Total expenses	106,793	276,988
NET INVESTMENT INCOME	$85,156	$197,328

REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on investments	$(86,296)	$32,241
Change in unrealized appreciation (depreciation) on investments	(441,020)	673,215
Net gain (loss) on investments	(527,316)	705,456

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(442,160)	$902,784

(1)	For the four months ended October 31, 2004. Effective October 31, 2004, the Fund changed its fiscal year end to October 31st from June 30th.

See notes to the financial statements.

STATEMENTS OF CASH FLOWS — Hennessy Total Return Fund

	Period Ended Oct. 31, 2004(1)	Year Ended June 30, 2004
CASH FLOWS FROM OPERATING ACTIVITIES:
Net decrease in net assets from operations	$(1,557,619)	$(2,214,377)
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Purchase of investment securities	(177,927,250)	(329,635,407)
Proceeds on sale of securities	181,527,880	299,887,306
Decrease in other receivables, net	(33,332)	(118,697)
Decrease in other assets	2,456	3,785
Increase (decrease) in accrued expenses and other payables	121,864	(59,980)
Net accreation of discount on securities	(230,069)	(160,100)
Net realized gain on investments	(13,282)	(272,805)
Unrealized appreciation on securities	2,158,098	3,087,326
Net cash used by operating activities	$4,048,746	$(29,482,949)

CASH FLOWS FROM FINANCING ACTIVITIES:
Increase (decrease) in reverse repurchase agreements	$(542,280)	$32,774,980
Proceeds on shares sold	459,224	2,789,770
Payment on shares repurchased	(3,935,365)	(6,029,885)
Cash dividends paid	(30,325)	(51,916)
Net cash provided by financing activities	$(4,048,746)	$29,482,949
Net increase (decrease) in cash	—	—
Cash at beginning of period	—	—
Cash at end of period	$—	$—
Cash paid for interest	$155,246	$128,181

(1)	For the four months ended October 31, 2004. Effective October 31, 2004, the Fund changed its fiscal year end to October 31st from June 30th.

See notes to the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS — Hennessy Cornerstone Growth Fund

	Period Ended Oct. 31, 2004(1)	Year Ended Sept. 30, 2004	Year Ended Sept. 30, 2003
OPERATIONS:
Net investment loss	$(798,823)	$(6,045,256)	$(3,179,428)
Net realized gain (loss) on securities	(519,598)	260,819,119	(44,057,725)
Change in unrealized appreciation (depreciation) on securities	15,254,630	(178,544,729)	205,396,621
Net increase in net assets resulting from operations	13,936,209	76,229,134	158,159,468

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	—	—	—
From net realized gains	—	—	(15,011,940)
	—	—	(15,011,940)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares subscribed	8,450,760	278,038,137	397,808,244
Proceeds from shares issued in connection with the Lindner Funds merger	—	15,352,072	—
Dividends reinvested	—	—	14,479,431
Redemption fees retained	4,497	171,968	—
Cost of shares redeemed	(19,434,245)	(255,741,417)	(145,812,892)
Net increase (decrease) in net assets derived from capital share transactions	(10,978,988)	37,820,760	266,474,783
TOTAL INCREASE IN NET ASSETS	2,957,221	114,049,894	409,622,311

NET ASSETS:
Beginning of period	866,036,198	751,986,304	342,363,993
End of period	$868,993,419	$866,036,198	$751,986,304
Undistributed net investment income, end of period	$—	$—	$—

CHANGES IN SHARES OUTSTANDING:
Shares sold	437,895	14,598,984	27,858,357
Shares issued in connection to the acquisition of Lindner Funds	—	795,750	—
Shares issued to holders as reinvestment of dividends	—	—	1,039,442
Shares redeemed	(1,007,572)	(13,629,312)	(10,538,371)
Net increase (decrease) in shares outstanding	(569,677)	1,765,422	18,359,428

(1)	For the one month ended October 31, 2004. Effective October 31, 2004, the Fund changed its fiscal year end to October 31st from September 30th.

See notes to the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS — Hennessy Focus 30 Fund

	Period Ended Oct. 31, 2004(1)	Year Ended Sept. 30, 2004	Jan. 1, 2003 to Sept. 30, 2003(2)	Year Ended Dec. 31, 2002
OPERATIONS:
Net investment loss	$(57,161)	$(450,015)	$(132,022)	$(73,185)
Net realized gain (loss) on securities	—	1,712,086	4,642,882	(10,144,772)
Change in unrealized appreciation (depreciation) on securities	(625,572)	3,113,471	(55,239)	(2,684,534)
Net increase (decrease) in net assets resulting from operations	(682,733)	4,375,542	4,455,621	(12,902,491)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	—	—	—	—
From net realized gains	—	—	—	—
	—	—	—	—

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares subscribed	738,948	24,923,015	6,929,875	11,445,318
Proceeds from shares issued in connection with the Lindner Funds merger	—	—	—	—
Dividends reinvested	—	—	—	—
Redemption fees retained	59	11,733	—	—
Cost of shares redeemed	(790,514)	(11,503,642)	(6,607,587)	(13,262,933)
Net increase (decrease) in net assets derived from capital share transactions	(51,507)	13,431,106	322,288	(1,817,615)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(734,240)	17,806,648	4,777,909	(14,720,106)

NET ASSETS:
Beginning of period	51,093,922	33,287,274	28,509,365	43,229,471
End of period	$50,359,682	$51,093,922	$33,287,274	$28,509,365
Undistributed net investment income, end of period	$—	$—	$—	$—

CHANGES IN SHARES OUTSTANDING:
Shares sold	84,638	2,846,070	919,363	1,465,603
Shares issued in connection to the acquisition of Lindner Funds	—	—	—	—
Shares issued to holders as reinvestment of dividends	—	—	—	(1,831,311)
Shares redeemed	(91,797)	(1,340,339)	(907,302)	—
Net increase (decrease) in shares outstanding	(7,159)	1,505,731	12,061	(365,708)

(1)	For the one month ended October 31, 2004. Effective October 31, 2004, the Fund changed its fiscal year end to October 31st from September 30th.
(2)	Fiscal year end was changed from December 31st to September 30th.

See notes to the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS — Hennessy Cornerstone Value Fund

	Period Ended Oct. 31, 2004(1)	Year Ended Sept. 30, 2004	Year Ended Sept. 30, 2003
OPERATIONS:
Net investment income	$280,943	$3,216,832	$391,455
Net realized gain (loss) on securities	—	976,738	(1,620,212)
Change in unrealized appreciation on securities	1,489,282	1,071,719	4,612,282
Net increase in net assets resulting from operations	1,770,225	5,265,289	3,383,525

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	—	(421,282)	(360,831)
From net realized gains	—	—	—
	—	(421,282)	(360,831)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares subscribed	925,168	7,462,844	5,532,084
Proceeds from shares issued in connection with the Lindner Funds merger	—	179,367,979	—
Dividends reinvested	—	407,298	349,662
Redemption fees retained	—	4,089	—
Cost of shares redeemed	(1,535,375)	(17,914,176)	(4,366,773)
Net increase (decrease) in net assets derived from capital share transactions	(610,207)	169,328,034	1,514,973
TOTAL INCREASE IN NET ASSETS	1,160,018	174,172,041	4,537,667

NET ASSETS:
Beginning of period	194,485,692	20,313,651	15,775,984
End of period	$195,645,710	$194,485,692	$20,313,651
Undistributed net investment income, end of period	$3,448,705	$3,167,762	$372,212

CHANGES IN SHARES OUTSTANDING:
Shares sold	74,555	624,832	578,931
Shares issued in connection to the acquisition of Lindner Funds	—	14,615,807	—
Shares issued to holders as reinvestment of dividends	—	34,871	36,806
Shares redeemed	(124,102)	(1,480,254)	(446,052)
Net increase (decrease) in shares outstanding	(49,547)	13,795,256	169,685

(1)	For the one month ended October 31, 2004. Effective October 31, 2004, the Fund changed its fiscal year end to October 31st from September 30th.

See notes to the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS — Hennessy Total Return Fund

	Period Ended Oct. 31, 2004(1)	Year Ended June 30, 2004	Year Ended June 30, 2003
OPERATIONS:
Net investment income	$587,197	$600,144	$64,501
Net realized gain (loss) on securities	13,282	272,805	(73,764)
Change in unrealized appreciation (depreciation) on securities	(2,158,098)	(3,087,326)	158,408
Net increase (decrease) in net assets resulting from operations	(1,557,619)	(2,214,377)	149,145

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(446,103)	(600,144)	(64,810)
From net realized gains	—	—	—
Return of capital	—	(109,324)	—
	(446,103)	(709,468)	(64,810)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares subscribed	459,224	2,789,770	4,185,908
Proceeds from shares issued in connection with the Lindner Funds merger	—	96,447,508	—
Dividends reinvested	415,778	657,552	62,205
Redemption fees retained	482	514	—
Cost of shares redeemed	(3,935,847)	(6,030,399)	(1,769,912)
Net increase (decrease) in net assets derived from capital share transactions	(3,060,363)	93,864,945	2,478,201
TOTAL INCREASE (DECREASE) IN NET ASSETS	(5,064,085)	90,941,100	2,562,536

NET ASSETS:
Beginning of period	96,962,871	6,021,771	3,459,235
End of period	$91,898,786	$96,962,871	$6,021,771
Undistributed net investment income, end of period	$141,094	$—	$—

CHANGES IN SHARES OUTSTANDING:
Shares sold	43,941	271,039	454,256
Shares issued in connection to the acquisition of Lindner Funds	—	8,736,232	—
Shares issued to holders as reinvestment of dividends	39,448	61,715	6,829
Shares redeemed	(376,366)	(564,409)	(191,076)
Net increase (decrease) in shares outstanding	(292,977)	8,504,577	270,009

(1)	For the four months ended October 31, 2004. Effective October 31, 2004, the Fund changed its fiscal year end to October 31st from June 30th.

See notes to the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS — Hennessy Balanced Fund

	Period Ended Oct. 31, 2004(1)	Year Ended June 30, 2004	Year Ended June 30, 2003
OPERATIONS:
Net investment income	$85,156	$197,328	$208,171
Net realized gain (loss) on securities	(86,296)	32,241	26,558
Change in unrealized appreciation (depreciation) on securities	(441,020)	673,215	(189,146)
Net increase (decrease) in net assets resulting from operations	(442,160)	902,784	45,583

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(59,819)	(197,328)	(209,234)
From net realized gains	—	(93,788)	(82,379)
Return of capital	—	(42,438)	—
	(59,819)	(333,554)	(291,613)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares subscribed	857,432	3,350,098	2,122,026
Proceeds from shares issued in connection with the Lindner Funds merger	—	10,051,535	—
Dividends reinvested	57,564	323,188	285,635
Redemption fees retained	239	5,244	—
Cost of shares redeemed	(2,041,113)	(6,976,348)	(1,425,284)
Net increase (decrease) in net assets derived from capital share transactions	(1,125,878)	6,753,717	982,377
TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,627,857)	7,322,947	736,347

NET ASSETS:
Beginning of period	23,392,532	16,069,585	15,333,238
End of period	$21,764,675	$23,392,532	$16,069,585
Undistributed net investment income, end of period	$25,337	$—	$—

CHANGES IN SHARES OUTSTANDING:
Shares sold	80,155	308,593	210,403
Shares issued in connection to the acquisition of Lindner Funds	—	919,731	—
Shares issued to holders as reinvestment of dividends	5,355	30,224	28,311
Shares redeemed	(190,755)	(643,030)	(142,278)
Net increase (decrease) in shares outstanding	(105,245)	615,518	96,436

(1)	For the four months ended October 31, 2004. Effective October 31, 2004, the Fund changed its fiscal year end to October 31st from June 30th.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS — Hennessy Cornerstone Growth Fund

	Period Ended Oct. 31, 2004(1)(2)	Year Ended Sept. 30,
		2004	2003	2002	2001	2000
PER SHARE DATA:
Net asset value, beginning of period	$19.08	$17.23	$13.55	$13.98	$19.48	$12.36
Income from investment operations:
Net investment loss(3)	(0.02)	(0.13)	(0.07)	(0.07)	(0.09)	(0.16)
Net realized and unrealized gains (losses) on securities	0.32	1.98	4.23	0.67	(1.91)	7.28
Total from investment operations	0.30	1.85	4.16	0.60	(2.00)	7.12
Less Distributions:
Dividends from net investment income	—	—	—	—	—	—
Dividends from net realized gains	—	—	(0.48)	(1.03)	(3.50)	—
Total distributions	—	—	(0.48)	(1.03)	(3.50)	—
Redemption fees retained(4)	—	—	—	—	—	—
Net asset value, end of period	$19.38	$19.08	$17.23	$13.55	$13.98	$19.48
TOTAL RETURN	1.57%	10.74%	31.67%	4.47%	(10.95)%	57.61%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$869.0	$866.0	$752.0	$342.4	$155.5	$182.5
Ratio of expenses to average net assets	1.25%	1.25%	1.27%	1.10%	1.11%	1.18%
Ratio of net investment loss to average net assets	(1.08)%	(0.68)%	(0.60)%	(0.73)%	(0.60)%	(0.90)%
Portfolio turnover rate	0.00%	106.97%	74.80%	70.33%	103.33%	95.28%

(1)	For the one month ended October 31, 2004. Effective October 31, 2004, the Fund changed its fiscal year end to October 31st from September 30th.
(2)	All ratios for the period have been annualized, except portfolio turnover and total return.
(3)	Net investment loss per share is calculated using ending balances prior to consideration for adjustments for permanent book and tax differences.
(4)	Amount is less than $0.01.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS — Hennessy Focus 30 Fund(1)

	Period Ended Oct. 31, 2004(2)(3)		Year Ended Sept. 30, 2004		Jan. 1, 2003 through Sept. 30, 2003(1)		Year Ended Dec. 31, 2002	Jan. 2, 2001* through Dec. 31, 2001
PER SHARE DATA:
Net asset value, beginning of period	$8.78		$7.72		$6.63		$9.27	$10.00
Income from investment operations:
Net investment loss	(0.01)		(0.08)		(0.03)		(0.02)	(0.02)
Net realized and unrealized gains (losses) on investments	(0.10)		1.14		1.12		(2.62)	(0.71)
Total from investment operations	(0.11)		1.06		1.09		(2.64)	(0.73)
Less Distributions:
Dividends from net investment income	—		—		—		—	—
Dividends from net realized gains	—		—		—		—	—
Total distributions	—		—		—		—	—
Redemption fees retained(4)	—		—		—		—	—
Net asset value, end of period	$8.67		$8.78		$7.72		$6.63	$9.27
TOTAL RETURN	(1.25)%		13.73%		16.44%		(28.48)%	(7.30)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$50.4		$51.1		$33.3		$28.5	$43.2
Ratio of net expenses to average net assets:
Before expense reimbursement	1.45%		1.41%		1.59%		1.54%	1.80%
After expense reimbursement	1.45	%(5)	1.41	%(5)	1.49	%(5)	1.50%	1.50%
Ratio of net investment loss to average net assets:
Before expense reimbursement	(1.33)%		(0.92)%		(0.67)%		(0.24)%	(0.62)%
After expense reimbursement	(1.33)%		(0.92)%		(0.57)%		(0.20)%	(0.32)%
Portfolio turnover rate	0.00%		113.13%		356.77%		291.00%	210.00%

*	Commencement of operations
(1)	The financial highlights set forth herein include the historical financial highlights of the SYM Select Growth Fund. The assets of the SYM Select Growth Fund were acquired by the Hennessy Focus 30 Fund on September 17, 2003. At the time of the merger the Adviser also changed from SYM Financial Corporation to Hennessy Advisors, Inc. Effective September 30, 2003 the Fund changed its fiscal year end to September from December.
(2)	For the one month ended October 31, 2004. Effective October 31, 2004, the Fund changed its fiscal year end to October 31st from September 30th.
(3)	All ratios for the period have been annualized, except portfolio turnover and total return.
(4)	Amount is less than $0.01.
(5)	On September 17, 2003, the Hennessy Focus 30 Fund instituted an expense cap of 1.45% of the average daily net assets of the Focus 30 Fund until such contractual limitation is terminated by the Board of Directors of the Hennessy Mutual Funds, Inc.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS — Hennessy Cornerstone Value Fund

	Period Ended Oct. 31, 2004(1)(2)	Year Ended Sept. 30,
		2004	2003	2002	2001	2000
PER SHARE DATA:
Net asset value, beginning of period	$12.37	$10.51	$8.95	$10.91	$10.29	$11.90
Income from investment operations:
Net investment income	0.02	0.31 (3)	0.21	0.25	0.24	0.32
Net realized and unrealized gains (losses) on investments	0.09	1.76	1.55	(1.95)	0.52	(0.18)
Total from investment operations	0.11	2.07	1.76	(1.70)	0.76	0.14
Less Distributions:
Dividends from net investment income	—	(0.21)	(0.20)	(0.26)	(0.14)	(0.47)
Dividends from net realized gains	—	—	—	—	—	(1.28)
Total distributions	—	(0.21)	(0.20)	(0.26)	(0.14)	(1.75)
Redemption fees retained(4)	—	—	—	—	—	—
Net asset value, end of period	$12.48	$12.37	$10.51	$8.95	$10.91	$10.29
TOTAL RETURN	0.89%	19.83%	19.88%	(16.05)%	7.38%	1.30%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$195.6	$194.5	$20.3	$15.8	$20.4	$17.5
Ratio of net expenses to average net assets	1.18%	1.18%	1.51%	1.43%	1.74%	1.85%
Ratio of net investment income to average net assets	1.70%	2.56%	2.10%	2.12%	2.12%	2.36%
Portfolio turnover rate	0.00%	8.20%	57.29%	76.93%	78.01%	86.13%

(1)	For the one month ended October 31, 2004. Effective October 31, 2004, the Fund changed its fiscal year end to October 31st from September 30th.
(2)	All ratios for the period have been annualized, except portfolio turnover and total return.
(3)	Calculated using average shares outstanding during period.
(4)	Amount is less than $0.01.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS — Hennessy Total Return Fund

	Period Ended Oct. 31, 2004(1)(2)		Year Ended June 30,
			2004		2003		2002		2001		2000
PER SHARE DATA:
Net asset value, beginning of period	$10.62		$9.65		$9.78		$10.49		$8.62		$10.70
Income from investment operations:
Net investment income	0.07		0.17	(3)	0.12		0.11		0.24		0.22
Net realized and unrealized gains (losses) on securities	(0.24)		0.92		(0.13)		(0.71)		1.87		(2.08)
Total from investment operations	(0.17)		1.09		(0.01)		(0.60)		2.11		(1.86)
Less Distributions:
Dividends from net investment income	(0.05)		(0.10)		(0.12)		(0.11)		(0.24)		(0.22)
Dividends from realized capital gains	—		—		—		—		—		—
Return of capital	—		(0.02)		—		—		—		—
Total distributions	(0.05)		(0.12)		(0.12)		(0.11)		(0.24)		(0.22)
Redemption fees retained(4)	—		—		—		—		—		—
Net asset value, end of period	$10.40		$10.62		$9.65		$9.78		$10.49		$8.62
TOTAL RETURN	(1.61)%		11.36%		(0.04)%		(5.73)%		24.66%		(17.50)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$91.9		$97.0		$6.0		$3.5		$3.1		$3.4
Ratio of net expenses to average net assets, excluding interest expense:
Before expense reimbursement	1.20%		1.27%		2.12%		4.35%		4.54%		2.76%
After expense reimbursement	1.20	%(5)	1.27	%(5)	1.95	%(6)	1.71	%(6)	1.20	%(6)	1.20	%(6)
Ratio of net expenses to average net assets, including interest expense:
Before expense reimbursement	1.78%		1.66%		2.50%		4.97%		6.06%		4.44%
After expense reimbursement	1.78%		1.66%		2.33%		2.33%		2.72%		2.88%
Ratio of interest expense to average net assets	0.58%		0.39%		0.38%		0.62%		1.52%		1.68%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	1.85%		1.55%		1.25%		(1.58)%		(1.06)%		0.56%
After expense reimbursement	1.85%		1.55%		1.42%		1.06%		2.28%		2.12%
Portfolio turnover rate	0.30%		8.37%		17.60%		34.76%		48.80%		33.58%

(1)	For the four months ended October 31, 2004. Effective October 31, 2004, the Fund changed its fiscal year end to October 31st from June 30th.
(2)	All ratios for the period have been annualized, except portfolio turnover and total return.
(3)	Calculated using average shares outstanding during period.
(4)	Amount is less than $0.01.
(5)	On February 27, 2004, the Hennessy Total Return Fund instituted an expense cap, excluding interest expense, of 1.35% of the average daily net assets of the Total Return Fund. This expense cap will be in effect through June 30, 2005.
(6)	The Hennessy Total Return Fund instituted an expense cap, excluding interest expense of 1.95%.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS — Hennessy Balanced Fund

	Period Ended Oct. 31, 2004(1)(2)	Year Ended June 30,
		2004	2003	2002	2001	2000
PER SHARE DATA:
Net asset value, beginning of period	$10.85	$10.44	$10.62	$11.50	$10.37	$12.56
Income from investment operations:
Net investment income	0.04	0.11	0.14	0.15	0.27	0.28
Net realized and unrealized gains (losses) on securities	(0.24)	0.50	(0.12)	(0.50)	1.25	(1.53)
Total from investment operations	(0.20)	0.61	0.02	(0.35)	1.52	(1.25)
Less Distributions:
Dividends from net investment income	(0.03)	(0.12)	(0.14)	(0.15)	(0.27)	(0.28)
Dividends from realized capital gains	—	(0.06)	(0.06)	(0.38)	(0.12)	(0.66)
Return of capital	—	(0.02)	—	—	—	—
Total distributions	(0.03)	(0.20)	(0.20)	(0.53)	(0.39)	(0.94)
Redemption fees retained(3)	—	—	—	—	—	—
Net asset value, end of period	$10.62	$10.85	$10.44	$10.62	$11.50	$10.37
TOTAL RETURN	(1.86)%	5.81%	0.24%	(3.12)%	14.85%	(10.40)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$21.8	$23.4	$16.1	$15.3	$15.2	$16.1
Ratio of net expenses to average net assets	1.41%	1.41%	1.50%	1.84%	1.87%	1.61%
Ratio of net investment income to average net assets	1.12%	1.01%	1.40%	1.33%	2.39%	2.36%
Portfolio turnover rate	8.55%	45.17%	21.79%	45.95%	46.91%	31.16%

(1)	For the four months ended October 31, 2004. Effective October 31, 2004, the Fund changed its fiscal year end to October 31st from June 30th.
(2)	All ratios for the period have been annualized, except portfolio turnover and total return.
(3)	Amount is less than $0.01.

See notes to the financial statements.

SCHEDULE OF INVESTMENTS — Hennessy Cornerstone Growth Fund
October 31, 2004

Number of Shares		Value
	COMMON STOCKS — 100.18%
	Aerospace & Defense — 1.54%
1,296,900	Orbital Sciences Corp.*+	$ 13,422,915
	Airlines — 1.10%
1,228,400	AMR Corp.*+	9,483,248
	Auto Components — 1.34%
781,400	Dana Corp.+	11,650,674
	Building Products — 2.49%
964,300	USG Corp.*+	21,590,677
	Commerical Services & Supplies — 2.08%
1,260,800	Labor Ready, Inc.*+	18,092,480
	Communications Equipment — 1.67%
994,900	Alcatel SA — ADR*+(a)	14,535,489
	Construction & Engineering — 3.95%
1,521,400	McDermott International, Inc. — ADR*(a)	20,767,110
2,016,700	Quanta Services, Inc.*+	13,552,224
		34,319,334
	Consumer Finance — 2.32%
795,500	Cash America International, Inc.	20,126,150
	Diversified Telecommunication Services — 0.30%
1,385,600	Primus Telcommunications GP*+	2,646,496
	Electronic Equipment & Instruments — 9.25%
621,700	Arrow Electronics, Inc.*+	14,895,932
667,000	Avnet, Inc.*+	11,312,320
808,200	Checkpoint Systems, Inc.*+	13,820,220
1,148,900	Sanmina — SCI Corp.*	9,191,200
314,700	Scansource, Inc.*+	19,489,371
2,233,800	Solectron Corp.*+	11,660,436
		80,369,479
	Food & Staples Retailing — 1.28%
2,984,800	Rite Aid Corp.*+	11,103,456
	Food Products — 4.70%
730,400	Chiquita Brands International, Inc*+	13,161,808
1,025,100	Pilgrim’s Pride Corp.+	27,718,704
		40,880,512

See notes to the financial statements.

SCHEDULE OF INVESTMENTS — Hennessy Cornerstone Growth Fund — (Continued)
October 31, 2004

Number of Shares		Value
	COMMON STOCKS (Continued)
	Health Care Providers & Services — 9.55%
2,057,600	Beverly Enterprises, Inc.*+	$ 17,880,544
388,200	Coventry Health Care, Inc.*	15,877,380
541,800	Pacificare Health Systems*+	19,298,916
628,100	Sierra Health Services*+	29,972,932
		83,029,772
	Household Durables — 4.50%
646,200	DR Horton, Inc.+	19,386,000
285,600	William Lyon Homes, Inc.*+	19,692,120
		39,078,120
	Insurance — 3.49%
495,600	Allmerica Financial Corp.*	14,917,560
496,300	Infinity Property & Casualty Corp.	15,425,004
		30,342,564
	Internet Software & Services — 1.87%
1,568,500	Earthlink, Inc.*+	16,202,605
	IT Services — 0.58%
3,032,100	Safeguard Scientifics, Inc.*+	5,063,607
	Machinery — 12.48%
459,400	Actuant Corp. — Class A*+	18,224,398
324,500	Cummins, Inc.+	22,740,960
1,076,400	JLG Industries, Inc.+	17,954,352
653,600	Joy Global, Inc.+	22,085,144
340,300	Navistar International Corp.*+	11,757,365
637,900	Wabash National Corp.*+	15,679,582
		108,441,801
	Metals & Mining — 5.16%
601,800	Carpenter Technology	28,561,428
701,500	Century Aluminum Co.*+	16,232,710
		44,794,138
	Multiline Retail — 2.23%
449,100	Nordstrom, Inc.	19,392,138
	Multi-Utilities & Unregulated Power — 2.37%
2,150,100	Sierra Pacific Resources*	20,640,960

See notes to the financial statements.

SCHEDULE OF INVESTMENTS — Hennessy Cornerstone Growth Fund — (Continued)
October 31, 2004

Number of Shares		Value
	COMMON STOCKS (Continued)
	Oil & Gas — 3.93%
1,129,300	Tesoro Petroleum Corp.*	$ 34,195,204
	Paper & Forest Products — 2.35%
832,800	Louisiana-Pacific Corp.	20,411,928
	Semiconductor & Semiconductor Equipment — 1.47%
1,172,400	Infineon Technologies AG — ADR*+(a)	12,814,332
	Specialty Retail — 8.38%
670,300	Dick’s Sporting Goods, Inc.*+	24,130,800
535,900	Finish Line — Class A	18,558,217
683,400	Foot Locker, Inc.	16,674,960
605,100	TBC Corp.*	13,451,373
		72,815,350
	Textiles, Apparel & Luxury Goods — 1.92%
449,100	Oxford Industries, Inc.+	16,657,119
	Wireless Telecommunication Services — 7.88%
3,108,700	Alamosa Holdings, Inc.*+	31,195,804
1,468,200	Telesystem International Wireless, Inc.*(a)	16,076,790
728,200	Western Wireless Corp. — Class A*+	21,219,748
		68,492,342
	Total Common Stocks (Cost $861,074,890)	870,592,890
Principal Amount
	SHORT-TERM OBLIGATIONS — 50.99%
	Commercial Paper — 19.95%
$11,596,487	Blue Grass, C.P., 1.959%, due 05/18/2005ˆ	11,596,487
19,993,944	Concord Min Cap C.P., 1.830%, due 11/09/2004ˆ	19,993,944
14,918,231	Ford Credit Floor Plan, C.P., 2.071%, due 01/20/2005ˆ	14,918,231
16,994,852	Goldman Sachs, C.P., 1.955%, due 04/22/2005ˆ	16,994,852
3,998,789	Independence, C.P., 1.940%, due 01/15/2005ˆ	3,998,789
19,967,819	Kitty Hawk Funding, C.P., 1.963%, due 11/22/2004ˆ	19,967,819
11,996,366	Lakeside Funding, C.P., 1.480%, due 11/08/2004ˆ	11,996,366
5,998,487	Landesbank Baden Wurtemberg, C.P., 1.480%, due 11/12/2004ˆ	5,998,487
8,997,275	Leafs LLC, C.P., 1.920%, due 04/20/2005ˆ	8,997,275
4,998,486	Lloyds Bank, C.P., 1.460%, due 11/17/2004ˆ	4,998,486

See notes to the financial statements.

SCHEDULE OF INVESTMENTS — Hennessy Cornerstone Growth Fund — (Continued)
October 31, 2004

Principal Amount		Value
	SHORT-TERM OBLIGATIONS (Continued)
	Commercial Paper (Continued)
$19,972,394	Main St. Wrehse, C.P., 1.942%, due 11/18/2004ˆ	$ 19,972,394
3,998,789	Morgan Stanley, C.P., 1.955%, due 12/08/2004ˆ	3,998,789
11,996,366	Morgan Stanley, C.P., 1.955%, due 03/07/2005ˆ	11,996,366
7,935,930	Sigma Finance, C.P., 1.512%, due 11/29/2004ˆ	7,935,930
9,994,973	Sigma Finance, C.P., 1.945%, due 05/17/2005ˆ	9,994,973
	Total Commercial Paper (Cost $173,359,188)	173,359,188
	Corporate Bonds & Notes — 8.44%
14,995,458	Allstate Life Global, 1.860%, due 07/15/2009ˆ	14,995,458
9,996,972	Bayer Lndbk NY, 1.923%, due 06/24/2005ˆ	9,996,972
20,343,838	Halogen Funding Co. LLC, 1.890%, due 11/18/04ˆ	20,343,838
2,999,092	Metlife Global Funding, 1.999%, due 10/28/2005ˆ	2,999,092
11,992,131	Natexis Banq NY C.D., 1.920%, due 07/12/2005ˆ	11,992,131
2,999,092	Premium Asset Trust, 1.910%, due 06/01/2005ˆ	2,999,092
9,996,972	Rabobank Nederland C.D., 2.015%, due 03/02/2005ˆ	9,996,972
	Total Corporate Bonds & Notes (Cost $73,323,555)	73,323,555
	Corporate Paydown Security — 1.15%
9,996,972	REMAC, 1.840%, due 03/12/2025ˆ	9,996,972
	Total Corporate Paydown Security (Cost $9,996,972)	9,996,972
	Repurchase Agreements — 21.17%
29,990,916	CS First Boston Repo., 1.890%, dated 10/29/2004,
	matures 11/01/04, repurchase price $29,992,491
	(collateralized by Government Mortgage Securities $30,595,531)ˆ	29,990,916
64,980,318	CS First Boston Repo., 1.935%, dated 10/29/2004,
	matures 11/01/04, repurchase price $64,983,811
	(collateralized by Private Mortgage Securities $68,229,527)ˆ	64,980,318
16,994,852	CS First Boston Repo., 1.935%, dated 10/29/2004,
	matures 11/01/04, repurchase price $16,995,765
	(collateralized by Private Mortgage Securities $17,845,406)ˆ	16,994,852
51,984,254	J.P. Morgan Repo., 1.890%, dated 10/29/2004,
	matures 11/01/04, repurchase price $51,986,983
	(collateralized by Federal Mortgage Securities $53,544,657)ˆ	51,984,254

See notes to the financial statements.

SCHEDULE OF INVESTMENTS — Hennessy Cornerstone Growth Fund — (Continued)
October 31, 2004

Principal Amount		Value
	SHORT-TERM OBLIGATIONS (Continued)
	Repurchase Agreements (Continued)
$19,993,944	Merrill Lynch Repo., 1.965%, dated 10/29/2004,
	matures 11/01/04, repurchase price $19,995,035
	(collateralized by Corporate Bonds $20,994,143)ˆ	$ 19,993,944
	Total Repurchase Agreements (Cost $183,944,284)	183,944,284
	Discount Notes — 0.08%
705,000	Federal Home Loan Bank Discount Note, 1.0000%, due 11/01/2004	705,000
	Total Discount Notes (Cost $705,000)	705,000
	Variable Rate Demand Notes# — 0.00%
2,367	American Family Financial Services, Inc., 1.5628%	2,367
2,366	Wisconsin Corporate Central Credit Union, 1.6288%	2,366
	Total Variable Rate Demand Notes (Cost $4,733)	4,733
Number of Shares
	Money Market Fund — 0.20%
1,727,972	Merrill Lynch Premier Institutional Fundˆ	1,727,972
	Total Money Market Fund (Cost $1,727,972)	1,727,972
	Total Short-Term Obligations (Cost $443,061,704)	443,061,704
	Total Investments — 151.17% (Cost $1,304,136,594)	1,313,654,594
	Other Liabilities and Assets, Net — (51.17%)	(444,661,175)
	NET ASSETS — 100%	$ 868,993,419

*	Non-income producing security
#	Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of October 31, 2004.
ˆ	Securities lending collateral
+	All or a portion of this security is out on loan at October 31, 2004.
(a)	Foreign denominated security
ADR	American Depository Receipts

See notes to the financial statements.

SCHEDULE OF INVESTMENTS — Hennessy Focus 30 Fund
October 31, 2004

Number of Shares		Value
	COMMON STOCKS — 97.89%
	Air Freight & Logistics — 3.50%
35,200	Ryder System, Inc.	$ 1,763,520
	Auto Components — 2.98%
149,000	The Goodyear Tire & Rubber Co.*	1,501,920
	Chemicals — 3.60%
78,800	Lyondell Chemical Co.	1,810,824
	Communications Equipment — 3.68%
30,100	Harris Corp.	1,852,053
	Electric Utilities — 3.75%
103,200	Allegheny Energy, Inc.*	1,889,592
	Energy Equipment & Services — 8.18%
49,200	FMC Technologies, Inc.*	1,487,316
45,500	Lone Star Technologies*	1,201,200
54,300	Maverick Tube Corp.*	1,431,891
		4,120,407
	Hotels Restaurants & Leisure — 3.34%
40,500	Penn National Gaming, Inc.*	1,681,965
	Household Durables — 6.22%
21,600	The Black & Decker Corp.	1,734,048
25,500	Pulte Homes, Inc.	1,399,440
		3,133,488
	Leisure Equipment & Products — 3.50%
37,500	Brunswick Corp.	1,759,500
	Machinery — 6.47%
49,500	Joy Global, Inc.	1,672,605
41,700	Terex Corp*	1,584,600
		3,257,205
	Metals & Mining — 12.49%
56,500	Massey Energy Co.	1,521,545
36,200	Nucor Corp.	1,528,726
27,300	Peabody Energy Corp.	1,741,194
45,100	Steel Dynamics, Inc.	1,497,320
		6,288,785
	Multiline Retail — 3.49%
19,100	Kmart Holding Corp.*	1,757,964

See notes to the financial statements.

SCHEDULE OF INVESTMENTS — Hennessy Focus 30 Fund — (Continued)
October 31, 2004

Number of Shares		Value
	COMMON STOCKS (Continued)
	Multi-Utilities & Unregulated Power — 3.47%
181,800	Sierra Pacific Resources*	$ 1,745,280
	Oil & Gas — 20.09%
18,700	Amerada Hess Corp.	1,509,277
29,400	Ashland, Inc.	1,694,028
43,100	Premcor, Inc.*	1,682,624
23,000	Sunoco, Inc.	1,710,280
55,800	Tesoro Petroleum Corp.*	1,689,624
42,600	Valero Energy Corp.	1,830,522
		10,116,355
	Specialty Retail — 6.82%
109,800	Circuit City Stores, Inc.	1,784,250
45,900	Dick’s Sporting Goods, Inc.*	1,652,400
		3,436,650
	Textiles, Apparel & Luxury Goods — 3.33%
61,600	Quiksilver, Inc.*	1,678,600
	Trading Companies & Distributors — 2.98%
52,900	Hughes Supply, Inc.	1,502,889
	Total Common Stocks (Cost $48,535,729)	49,296,997
Principal Amount
	SHORT-TERM OBLIGATIONS — 2.07%
	Discount Note — 2.05%
$1,033,000	Federal Home Loan Bank Discount Note, 1.0000%, due 11/01/2004	1,033,000
	Total Discount Note (Cost $1,033,000)	1,033,000
	Variable Rate Demand Notes# — 0.02%
5,745	American Family Financial Services, Inc., 1.5628%	5,745
5,894	Wisconsin Corporate Central Credit Union, 1.6288%	5,894
	Total Variable Rate Demand Notes (Cost $11,639)	11,639
	Total Short-Term Obligations (Cost $1,044,639)	1,044,639
	Total Investments — 99.96% (Cost $49,580,368)	50,341,636
	Other Assets and Liabilities, Net — 0.04%	18,046
	NET ASSETS — 100%	$ 50,359,682

*	Non-income producing security
#	Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of October 31, 2004.

See notes to the financial statements.

SCHEDULE OF INVESTMENTS — Hennessy Cornerstone Value Fund
October 31, 2004

Number of Shares		Value
	COMMON STOCKS — 99.25%
	Auto Components — 1.63%
378,800	Delphi Corp.	$ 3,185,708
	Automobiles — 3.21%
83,000	DaimlerChrysler AG(a)	3,440,350
73,500	General Motors Corp.	2,833,425
		6,273,775
	Beverages — 1.94%
70,500	Diageo PLC — ADR(a)	3,791,490
	Capital Markets — 0.03%
1,263	Piper Jaffray Cos.*	55,231
	Chemicals — 3.86%
90,200	The Dow Chemical Co.	4,053,588
81,700	E.I. du Pont de Nemours & Co.	3,502,479
		7,556,067
	Commercial Banks — 22.45%
150,900	AmSouth Bancorp	3,982,251
94,200	Bank of America Corp.	4,219,218
96,500	BB&T Corp.	3,967,115
68,200	Comerica, Inc.	4,194,982
83,500	First Horizon National Corp.	3,613,880
164,700	Huntington Bancshares, Inc.	3,944,565
110,100	National City Corp.	4,290,597
121,900	Regions Financial Corp.	4,276,252
129,800	US Bancorp	3,713,578
78,900	Wachovia Corp.	3,882,669
64,200	Wells Fargo & Co.	3,834,024
		43,919,131
	Commercial Services & Supplies — 4.17%
92,700	Pitney Bowes, Inc.	4,055,625
130,700	RR Donnelley & Sons Co.	4,110,515
		8,166,140
	Construction Materials — 2.18%
147,300	Cemex S.A. de C.V. — ADR(a)	4,268,754

See notes to the financial statements.

SCHEDULE OF INVESTMENTS — Hennessy Cornerstone Value Fund — (Continued)
October 31, 2004

Number of Shares		Value
	COMMON STOCKS (Continued)
	Distributors — 2.22%
108,800	Genuine Parts Co.	$ 4,340,032
	Diversified Financial Services — 3.72%
75,300	Citigroup, Inc.	3,341,061
102,100	J.P. Morgan Chase & Co.	3,941,060
		7,282,121
	Diversified Telecommunication Services — 14.18%
78,900	Alltel Corp.	4,333,977
189,600	AT&T Corp.	3,244,056
130,800	BellSouth Corp.	3,488,436
144,700	SBC Communications, Inc.	3,655,122
239,900	Sprint Corp.	5,025,905
25,800	Telefonica de Argentina SA — ADR*+	258
111,100	Telefonos de Mexico SA de CV — ADR(a)	3,804,064
107,300	Verizon Communications, Inc.	4,195,430
		27,747,248
	Food & Staples Retailing — 2.10%
179,800	Albertson’s, Inc.	4,101,238
	Food Products — 5.73%
138,500	ConAgra Foods, Inc.	3,656,400
99,300	HJ Heinz Co.	3,609,555
169,400	Sara Lee Corp.	3,943,632
		11,209,587
	Household Durables — 1.86%
168,800	Newell Rubbermaid, Inc.	3,639,328
	Insurance — 3.70%
91,700	Lincoln National Corp.	4,016,460
95,100	The St. Paul Travelers Cos. Inc.	3,229,596
		7,246,056
	Multiline Retail — 1.78%
133,200	The May Department Stores Co.	3,471,192
	Oil & Gas — 11.96%
91,200	ChevronTexaco Corp.	4,839,072
59,700	ConocoPhillips	5,033,307

See notes to the financial statements.

SCHEDULE OF INVESTMENTS — Hennessy Cornerstone Value Fund — (Continued)
October 31, 2004

Number of Shares		Value
	COMMON STOCKS (Continued)
	Oil & Gas (Continued)
82,700	Kerr-McGee Corp.	$ 4,897,494
118,000	Marathon Oil Corp.	4,496,980
87,500	Shell Transport & Trading Co. PLC — ADR(a)	4,135,250
		23,402,103
	Paper & Forest Products — 2.02%
125,300	MeadWestvaco Corp.	3,950,709
	Petroleum Refining — 2.35%
78,900	BP PLC — ADR(a)	4,595,925
	Pharmaceuticals — 4.69%
136,200	Bristol-Myers Squibb Co.	3,191,166
80,500	GlaxoSmithKline PLC — ADR(a)	3,413,200
82,300	Merck & Co., Inc.	2,576,813
		9,181,179
	Thrifts & Mortgage Finance — 1.80%
91,000	Washington Mutual, Inc.	3,522,610
	Tobacco — 1.67%
67,400	Altria Group, Inc.	3,266,204
	Total Common Stocks (Cost $190,704,616)	194,171,828
Principal Amount
	SHORT-TERM OBLIGATIONS — 0.74%
	Commercial Paper — 0.02%
$ 3,513	Blue Grass, C.P., 1.959%, due 05/18/2005ˆ	3,513
6,056	Concord Min Cap C.P., 1.830%, due 11/09/2004ˆ	6,056
4,519	Ford Credit Floor Plan, C.P., 2.071%, due 01/20/2005ˆ	4,519
5,148	Goldman Sachs, C.P., 1.955%, due 04/22/2005ˆ	5,148
1,211	Independence, C.P., 1.940%, due 01/15/2005ˆ	1,211
6,048	Kitty Hawk Funding, C.P., 1.963%, due 11/22/2004ˆ	6,048
3,634	Lakeside Funding, C.P., 1.480%, due 11/08/2004ˆ	3,634
1,817	Landesbank Baden Wurtemberg, C.P., 1.480%, due 11/12/2004ˆ	1,817
2,725	Leafs LLC, C.P., 1.920%, due 04/20/2005ˆ	2,725

See notes to the financial statements.

SCHEDULE OF INVESTMENTS — Hennessy Cornerstone Value Fund — (Continued)
October 31, 2004

Principal Amount		Value
	SHORT-TERM OBLIGATIONS (Continued)
	Commercial Paper (Continued)
$ 1,514	Lloyds Bank, C.P., 1.460%, due 11/17/2004ˆ	$ 1,514
6,050	Main St. Wrehse, C.P., 1.942%, due 11/18/2004ˆ	6,050
1,211	Morgan Stanley, C.P., 1.955%, due 12/08/2004ˆ	1,211
3,634	Morgan Stanley, C.P., 1.955%, due 03/07/2005ˆ	3,634
2,404	Sigma Finance, C.P., 1.512%, due 11/29/2004ˆ	2,404
3,027	Sigma Finance, C.P., 1.945%, due 05/17/2005ˆ	3,027
	Total Commercial Paper (Cost $52,511)	52,511
	Corporate Bonds & Notes — 0.01%
4,542	Allstate Life Global, 1.860%, due 07/15/2009ˆ	4,542
3,028	Bayer Lndbk NY, 1.923%, due 06/24/2005ˆ	3,028
6,162	Halogen Funding Co. LLC, 1.890%, due 11/18/04ˆ	6,162
908	Metlife Global Funding, 1.999%, due 10/28/2005ˆ	908
3,632	Natexis Banq NY C.D., 1.920%, due 07/12/2005ˆ	3,632
908	Premium Asset Trust, 1.910%, due 06/01/2005ˆ	908
3,028	Rabobank Nederland C.D., 2.015%, due 03/02/2005ˆ	3,028
	Total Corporate Bonds & Notes (Cost $22,208)	22,208
	Corporate Paydown Security — 0.00%
3,028	REMAC, 1.840%, due 03/12/2025ˆ	3,028
	Total Corporate Paydown Security (Cost $3,028)	3,028
	Repurchase Agreements — 0.03%
9,084	CS First Boston Repo., 1.890%, dated 10/29/2004,
	matures 11/01/04, repurchase price $9,084
	(collateralized by Government Mortgage Securities $9,267)ˆ	9,084
19,682	CS First Boston Repo., 1.935%, dated 10/29/2004,
	matures 11/01/04, repurchase price $19,683
	(collateralized by Private Mortgage Securities $20,666)ˆ	19,682
5,148	CS First Boston Repo., 1.935%, dated 10/29/2004,
	matures 11/01/04, repurchase price $5,148
	(collateralized by Private Mortgage Securities $5,405)ˆ	5,148
15,746	J.P. Morgan Repo., 1.890%, dated 10/29/2004,
	matures 11/01/04, repurchase price $15,747
	(collateralized by Federal Mortgage Securities $16,218)ˆ	15,746

See notes to the financial statements.

SCHEDULE OF INVESTMENTS — Hennessy Cornerstone Value Fund — (Continued)
October 31, 2004

Principal Amount		Value
	SHORT-TERM OBLIGATIONS (Continued)
	Repurchase Agreements (Continued)
$6,056	Merrill Lynch Repo, 1.965%, dated 10/29/2004,
	matures 11/01/04, repurchase price $6,056
	(collateralized by Corporate Bonds $6,359)ˆ	$ 6,056
	Total Repurchase Agreements (Cost $55,716)	55,716
	Discount Notes — 0.67%
1,308,000	Federal Home Loan Bank Discount Note, 1.0000%, due 11/01/2004	1,308,000
	Total Discount Notes (Cost $1,308,000)	1,308,000
	Variable Rate Demand Notes# — 0.01%
7,317	American Family Financial Services, Inc., 1.5628%	7,317
7,316	Wisconsin Corporate Central Credit Union, 1.6288%	7,316
	Total Variable Rate Demand Notes (Cost $14,633)	14,633
Number of Shares

	Money Market Fund — 0.00%
523	Merrill Lynch Premier Institutional Fundˆ	523
	Total Money Market Fund (Cost $523)	523
	Total Short-Term Obligations (Cost $1,456,619)	1,456,619
	Total Investments — 99.99% (Cost $192,161,235)	195,628,447
	Other Assets and Liabilities, Net — 0.01%	17,263
	NET ASSETS — 100%	$195,645,710

*	Non-income producing security
#	Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of October 31, 2004.
ˆ	Securities lending collateral
+	All or a portion of this security is out on loan at October 31, 2004.
(a)	Foreign denominated security
ADR	American Depository Receipts

See notes to the financial statements.

SCHEDULE OF INVESTMENTS — Hennessy Total Return Fund
October 31, 2004

Number of Shares		Value
	COMMON STOCKS — 75.27%
	Automobiles — 6.46%
153,900	General Motors Corp.	$ 5,932,845
	Beverages — 0.03%
725	The Coca-Cola Co.	29,478
	Chemicals — 7.68%
164,625	E. I. du Pont de Nemours and Co.	7,057,474
	Diversified Financial Services — 15.15%
152,525	Citigroup, Inc.	6,767,534
185,325	J.P. Morgan Chase & Co.	7,153,545
		13,921,079
	Diversified Telecommunication Services — 15.59%
340,200	AT&T Corp.	5,820,822
310,350	SBC Communications, Inc.	7,839,441
17,125	Verizon Communications, Inc.	669,588
		14,329,851
	Industrial Conglomerates — 8.46%
227,775	General Electric Co.	7,771,683
	Oil & Gas — 9.45%
176,450	Exxon Mobil Corp.	8,684,869
	Paper & Forest Products — 0.04%
1,075	International Paper Co.	41,398
	Pharmaceuticals — 5.29%
155,200	Merck & Co., Inc.	4,859,312
	Tobacco — 7.12%
135,050	Altria Group, Inc.	6,544,523
	Total Common Stocks (Cost $74,074,627)	69,172,512
Principal Amount
	SHORT-TERM OBLIGATIONS — 61.63%
	U.S. Treasury Bills(a) — 60.75%
$ 17,000,000	1.47%, 11/26/2004	16,983,467
15,000,000	1.50%, 12/30/2004	14,955,300
24,000,000	1.80%, 01/27/2005	23,891,544
	Total U.S. Treasury Bills (Cost $55,856,053)	55,830,311

See notes to the financial statements.

SCHEDULE OF INVESTMENTS — Hennessy Total Return Fund — (Continued)
October 31, 2004

Principal Amount		Value
	SHORT-TERM OBLIGATIONS (Continued)
	Discount Notes — 0.87%
$ 796,000	Federal Home Loan Bank Discount Note, 1.0000%, due 11/01/2004	$ 796,000
	Total Discount Notes (Cost $796,000)	796,000
	Variable Rate Demand Notes# — 0.01%
5,237	American Family Financial Services, Inc., 1.5628%	5,237
5,237	Wisconsin Corporate Central Credit Union, 1.6288%	5,237
	Total Variable Rate Demand Notes (Cost $10,474)	10,474
	Total Short-Term Obligations (Cost $56,662,527)	56,636,785
	Total Investments — 136.90% (Cost $130,737,154)	125,809,297
	Other Liabilities and Assets, Net — (36.90%)	(33,910,511)
	NET ASSETS — 100%	$ 91,898,786

(a)	Collateral or partial collateral for securities sold subject to repurchase.
#	Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates changed periodically on specified dates. The rates listed are as of October 31, 2004.

See notes to the financial statements.

SCHEDULE OF INVESTMENTS — Hennessy Balanced Fund
October 31, 2004

Number of Shares		Value
	COMMON STOCKS — 47.80%
	Automobiles — 4.35%
24,575	General Motors Corp.	$ 947,366
	Beverages — 0.82%
4,400	The Coca-Cola Co.	178,904
	Chemicals — 5.07%
25,750	E.I. du Pont de Nemours & Co.	1,103,903
	Diversified Financial Services — 9.56%
22,725	Citigroup, Inc.	1,008,308
27,800	J.P. Morgan Chase & Co.	1,073,080
		2,081,388
	Diversified Telecommunication Services — 9.87%
31,900	AT&T Corp.	545,809
44,200	SBC Communications, Inc.	1,116,492
12,400	Verizon Communications, Inc.	484,840
		2,147,141
	Industrial Conglomerates — 5.30%
33,825	General Electric Co.	1,154,109
	Oil & Gas — 2.17%
9,575	Exxon Mobil Corp.	471,281
	Paper & Forest Products — 2.34%
13,225	International Paper Co.	509,295
	Pharmaceuticals — 3.60%
25,025	Merck & Co., Inc.	783,533
	Tobacco — 4.72%
21,200	Altria Group, Inc.	1,027,352
	Total Common Stocks (Cost $10,695,184)	10,404,272

See notes to the financial statements.

SCHEDULE OF INVESTMENTS — Hennessy Balanced Fund — (Continued)
October 31, 2004

Principal Amount		Value
	SHORT-TERM OBLIGATIONS — 50.36%
	U.S. Treasury Notes — 47.85%
$ 620,000	2.000%, 11/30/2004	$ 620,024
200,000	1.625%, 01/31/2005	199,844
4,970,000	1.500%, 02/28/2005	4,961,651
1,000,000	1.625%, 03/31/2005	998,203
250,000	1.625%, 04/30/2005	249,414
1,000,000	1.125%, 06/30/2005	993,516
650,000	1.500%, 07/31/2005	646,851
950,000	2.000%, 08/31/2005	948,516
800,000	1.625%, 09/30/2005	795,844
	Total U.S. Treasury Notes (Cost $10,440,140)	10,413,863
	Discount Notes — 2.46%
536,000	Federal Home Loan Bank Discount Note, 1.0000%, due 11/01/2004	536,000
	Total Discount Notes (Cost $536,000)	536,000
	Variable Rate Demand Notes# — 0.05%
5,509	American Family Financial Services, Inc., 1.5628%	5,509
5,513	Wisconsin Corporate Central Credit Union, 1.6288%	5,513
	Total Variable Rate Demand Notes (Cost $11,022)	11,022
	Total Short-Term Obligations (Cost $10,987,162)	10,960,885
	Total Investments — 98.16% (Cost $21,682,346)	21,365,157
	Other Assets and Liabilities, Net — 1.84%	399,518
	NET ASSETS — 100%	$21,764,675

#	Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of October 31, 2004.

See notes to the financial statements.

NOTES TO THE FINANCIAL STATEMENTS
October 31, 2004

The reporting period, as of October 31, 2004, is for the one month ended for the Growth, Focus 30 and Value Funds and the four months ended for the Total Return and Balanced Funds.

1).	ORGANIZATION

The Hennessy Mutual Funds, Inc. was organized as a Maryland corporation on May 20, 1996 and consists of three separate series: Hennessy Cornerstone Growth Fund (the “Growth Fund”), and Hennessy Cornerstone Value Fund (the “Value Fund”), the Hennessy Focus 30 Fund (the “Focus 30 Fund”), formerly SYM Select Growth Fund. The Funds are open-end, diversified management investment companies registered under the Investment Company Act of 1940, as amended. The Growth Fund and Value Fund commenced operations on November 1, 1996. On September 17, 2003, the Focus 30 Fund acquired the assets, and assumed the liabilities, of the SYM Select Growth Fund, a former series of Advisors Series Trust. Hence, the Focus 30 Fund commenced operations on September 17, 2003.

The Hennessy Funds, Inc. was organized as a Maryland corporation on January 11, 1996, consists of two separate portfolios: Hennessy Balanced Fund (the “Balanced Fund”) and Hennessy Total Return Fund (the “Total Return Fund,” and together with the Growth Fund, Value Fund, Focus 30 Fund and Balanced Fund, the “Funds”). The Balanced and Total Return Funds are open-end, non-diversified companies registered under the Investment Company Act of 1940, as amended. The Balanced Fund and Total Return Fund commenced operations on March 8, 1996 and July 29, 1998, respectively.

2).	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

a).  Investment Valuation – Securities which are traded on a national or recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded. Exchange-traded securities for which there were no transactions that day and debt securities are valued at the most recent bid prices. Instruments with a remaining maturity of 60 days or less are valued on an amortized cost basis. When a price for an underlying security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security, procedures have been put in place to determine a fair value of a security. There are numerous criteria that will be given consideration in determining a fair value of a security. Some of these criteria are: size of holding, trading volume of security and markets, value of other like securities and news events with direct bearing to security or market.

b).  Federal Income Taxes – Provision for federal income taxes or excise taxes has not been made since the Funds have elected to be taxed as “regulated investment companies” and intend to distribute substantially all taxable income to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of temporary book and tax basis differences. Temporary differences are primarily the result of the treatment of wash sales and deferred post-October losses for tax reporting purposes. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income to shareholders for tax purposes.

c).  Income and Expenses – Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. The Funds are charged for those expenses that are directly attributable to the portfolio, such as advisory, administration and certain shareowner service fees.

d).  Distributions to Shareowners – Dividends from net investment income for the Growth, Focus 30 and Value Funds, if any, are declared and paid out annually, usually in November or December of each year. Dividends from net investment income for the Total Return and Balanced Funds are declared and paid on a calendar quarter basis. Distributions of net realized capital gains, if any, are declared and paid annually, usually in November or December of each year, for all of the Funds.

NOTES TO THE FINANCIAL STATEMENTS
(Continued)
October 31, 2004

e).  Security Transactions – Investment and shareowner transactions are recorded on the trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Discounts and premiums on securities purchased are accreted/amortized over the life of the respective security.

f).  Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported change in net assets during the reporting period. Actual results could differ from those estimates.

g).  Share Valuation – The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for each Fund is equal to each Fund’s net asset value per share. The Funds charge a 1.50% redemption fee on shares held less than three months. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Funds will retain the fee charged as paid-in capital and such fees become part of that Fund’s daily NAV calculation.

h).  Repurchase Agreements – Each Fund may enter into repurchase agreements with member banks or security dealers of the Federal Reserve whom the investment advisor deems creditworthy. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates.

Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient, in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

3).	REVERSE REPURCHASE AGREEMENTS

The Total Return Fund has entered into reverse repurchase agreements with UBS PaineWebber, Inc., under which the Total Return Fund sells securities and agrees to repurchase them later at a mutually agreed upon price. For the period ended October 31, 2004, the average daily balance and average interest rate in effect for reverse repurchase agreements was $33,962,914 and 1.58%, respectively. At October 31, 2004, the interest rate in effect for the outstanding reverse repurchase agreement, scheduled to mature on November 26, 2004 ($10,680,000), December 30, 2004 ($9,000,000) and January 27, 2005 ($14,240,000) were 1.80%, 1.93% and 2.10% and represented 26.89% of the Total Return Fund’s total assets. For the year ended June 30, 2004, the average daily balance and average interest rate in effect for reverse repurchase agreements was $12,027,436 and 1.23%, respectively. At June 30, 2004, the interest rate in effect for the outstanding reverse repurchase agreements, scheduled to mature on August 5, 2004 ($15,058,800), August 26, 2004 ($9,285,320) and September 30, 2004 ($10,118,160), were 1.25%, 1.30% and 1.42%, respectively, and represented 26.18% of the Total Return Fund’s total assets.

4).	INVESTMENT TRANSACTIONS

During the periods ended, purchases and sales of investment securities (excluding short-term investments) were as follows:

October 31, 2004

	Growth Fund	Focus 30 Fund	Value Fund	Total Return Fund	Balanced Fund
Purchases	$—	$—	$—	$208,576	$946,094
Sales	$5,651,507	$—	$—	$252,845	$1,749,656

NOTES TO THE FINANCIAL STATEMENTS
(Continued)
October 31, 2004

September 30, 2004

	Growth Fund	Focus 30 Fund	Value Fund
Purchases	$976,236,872	$65,582,565	$10,471,870
Sales	$929,295,989	$52,364,294	$12,718,243

June 30, 2004

	Total Return Fund	Balanced Fund
Purchases	$2,671,969	$7,330,584
Sales	$7,311,821	$4,507,674

5).	INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Hennessy Advisors, Inc. (the “Manager”) is the manager of the Funds. The Manager provides the Funds with investment management services under a Management Agreement. The Manager furnishes all investment advice, office space, facilities, and provides most of the personnel needed by the Funds. As compensation for its services, the Manager is entitled to a monthly fee from each Fund. The fee is based upon the average daily net assets of the Funds at the annual rate of:

Growth Fund	0.74%
Focus 30 Fund	1.00%
Value Fund	0.74%
Total Return Fund	0.60%
Balanced Fund	0.60%

Each Fund is responsible for its own operating expenses. The Manager has agreed to reimburse the Total Return Fund to the extent necessary to ensure that the “Total Annual Fund Operating Expense, excluding Interest Expense” does not exceed 1.35%. This expense cap, will be in effect through June 30, 2005. The Manager has agreed to reimburse the Growth, Value and Balanced Funds to the extent necessary to ensure that the “Total Annual Operating Expense” does not exceed 1.50%, 1.25% and 1.50%, respectively, through June 30, 2005. The Manager has also agreed to reimburse the Focus 30 Fund to the extent necessary to ensure that the “Total Annual Fund Operating Expense” does not exceed 1.45%. This expense cap will be in effect until such contractual limitation is terminated by the Board of Directors of Hennessy Mutual Funds, Inc.

The Board of Directors has approved a Shareholder Servicing Plan which was instituted to compensate the Manager for the non-investment management services it provides the Growth and Value Funds. The Plan provides for a monthly fee paid to the Manager at an annual rate of 0.10% of the average daily net assets of the Growth and Value Funds.

The Total Return and Balanced Funds have adopted a plan pursuant to Rule 12b-1 which authorizes payments in connection with the distribution of the Total Return and Balanced Fund shares at an annual rate not to exceed 0.25% of each Fund’s average daily net assets. Amounts paid under the Plan may be spent on any activities or expenses primarily intended to result in the sale of shares, including but not limited to, advertising, compensation for sales and marketing activities or financial institutions and others such as dealers and distributors, shareholder account servicing, the printing and mailing of prospectuses to other than current shareowners and the printing and mailing of sales literature.

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Funds’ Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the directors; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals. Fees paid to U.S. Bancorp Fund Services, LLC for the period ended October 31, 2004, were $190,737, $11,568, $44,677, $85,747 and $20,503 for Growth, Focus 30, Value, Total Return and Balanced Funds, respectively. Fees paid to U.S. Bancorp Fund Services, LLC for the year ended September 30, 2004, were $2,285,571, $131,749 and $339,969 for Growth, Focus 30 and Value Funds, respectively. Fees paid to U.S. Bancorp Fund Services, LLC for the year ended June 30, 2004, were $104,677 and $53,066 for Total Return and Balanced Funds, respectively.

NOTES TO THE FINANCIAL STATEMENTS
(Continued)
October 31, 2004

The SYM Select Growth Fund was the predecessor fund of the Focus 30 Fund. All performance and operations reported for periods before September 17, 2003, represent the activity of the SYM Select Growth Fund.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliated company of U.S. Bank, N.A.

6).	SECURITIES LENDING

The Growth and Value Funds have entered into a securities lending arrangement with the custodian. Under the terms of the agreement, the custodian is authorized to loan securities on behalf of the Funds to approved brokers against the receipt of cash collateral at least 102% of the value of the securities loaned. The cash collateral is invested by the custodian in a money market pooled account approved by the Adviser. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. The agreement provides that after predetermined rebates to the brokers, the income generated from lending transactions is allocated 60% to the Fund and 40% to the custodian. As of October 31, 2004, the Growth and Value Funds had on loan securities valued at $424,756,134 and $258, respectively, and collateral of $442,351,971 and $133,986, respectively.

7).	LINE OF CREDIT

The Growth, Focus 30, and Value Funds have $20,000,000, $500,000 and $500,000 lines of credit, respectively, intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with its custodian bank, U.S. Bank, N.A. During the period ended October 31, 2004, the Growth Fund had an outstanding average daily balance and a weighed average interest rate of $724,613 and 4.75%, respectively. The maximum amount outstanding for the Growth Fund during the period ended October 31, 2004 was $3,190,000. During the period ended October 31, 2004, the Focus 30 and Value Funds did not borrow on their lines of credit. During the year ended September 30, 2004, the Growth Fund had an outstanding average daily balance and a weighted average interest rate of $389,958 and 4.15%, respectively. The maximum amount outstanding for the Growth Fund during the year ended September 30, 2004 was $10,935,000. At September 30, 2004, the Growth Fund had a loan payable balance of $386,000. Also during the year ended September 30, 2004, the Value Fund had an outstanding average daily balance and a weighed average interest rate of $5,948 and 4.50%, respectively. The maximum amount outstanding for the Value Fund during the year ended September 30, 2004 was $377,000. At September 30, 2004, the Value Fund had a loan payable balance of $0. During the year ended September 30, 2004, the Focus 30 Fund did not borrow on its line of credit.

NOTES TO THE FINANCIAL STATEMENTS
(Continued)
October 31, 2004

8).	FEDERAL TAX INFORMATION

The following balances for the Funds are as of October 31, 2004:

	Hennessy Growth Fund	Hennessy Focus 30 Fund	Hennessy Value Fund	Hennessy Total Return Fund	Hennessy Balanced Fund
Cost of investments (a)	$1,304,136,594	$49,580,368	$192,225,560	$130,773,742	$21,730,776
Gross unrealized appreciation	117,031,606	2,245,808	12,723,267	2,482,813	735,178
Gross unrealized depreciation	(107,513,606)	(1,484,540)	(9,320,380)	(7,447,258)	(1,100,797)
Net unrealized appreciation (depreciation)	$9,518,000	$761,268	$3,402,887	$(4,964,445)	$(365,619)
Undistributed ordinary income	$—	$—	$3,448,705	$141,094	$25,337
Undistributed long-term capital gain	173,840,519	—	—	—	—
Total distributable earnings	$173,840,519	$—	$3,448,705	$141,094	$25,337
Accumulated realized losses	$(4,349,076)	$(8,040,896)	$(148,612,790)	$(96,431,965)	$(3,424,557)
Total accumulated realized and unrealized gains (losses)	$179,009,443	$(7,279,628)	$(141,761,198)	$(101,255,316)	$(3,764,839)

(a)	Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes primarily due to wash sale adjustments.

At October 31, 2004, the Growth Fund had tax basis capital losses of $4,349,076 from the Lindner merger, which is limited by IRS regulations to offset future capital gains. Of such losses, $102,197 expire September 30, 2008, $2,532,547 expire September 30, 2009, $1,194,734 expire September 30, 2010 and $519,598 expire on October 31, 2012. Additionally, the Growth Fund had no post-October loss deferrals as of October 31, 2004. Further, as a result of a permanent book-to-tax difference relating to a net operating loss, accumulated undistributed net investment loss has been decreased by $798,823 and capital stock has been decreased by $798,823.

At October 31, 2004, the Focus 30 Fund had tax basis capital losses of $8,040,896, which may be carried over to offset future capital gains. Of such losses, $8,040,896 expire on December 31, 2010. Additionally, the Focus 30 Fund had no post-October loss deferrals as of October 31, 2004. Further, as result of a permanent book-to-tax difference relating to a net operating loss, accumulated undistributed net investment loss has been decreased by $57,161 and capital stock has been decreased by $57,161.

At October 31, the Value Fund had tax basis capital losses of $148,612,790, which may be carried over to offset future capital gains. Of such losses, $5,629,440 expire September 30, 2006, $45,899,693 expire September 30, 2007, $57,383,495 expire September 30, 2008, $11,505,303 expire September 30, 2009, $27,482,264 expire September 30, 2011 and $712,595 will expire on September 30, 2012. Additionally, the Value Fund had no post-October loss deferrals as of October 31, 2004.

NOTES TO THE FINANCIAL STATEMENTS
(Continued)
October 31, 2004

At October 31, 2004, the Total Return Fund had tax basis capital losses of $96,431,965, which may be carried over to offset future capital gains. Of such losses, $61,773,386 expire on June 30, 2009 and $34,658,579 expire June 30, 2012. Additionally, the Total Return Fund had no post-October loss deferrals as of October 31, 2004.

At October 31, 2004, the Balanced Fund had tax basis capital losses of $3,424,557, which may be carried over to offset future capital gains. Of such losses, $447,964 expire on June 30, 2005, $447,964 expire June 30, 2006, $610,892 expire June 30, 2008, $732,997 expire June 30, 2009, $447,964 expire June 30, 2010, $447,964 expire June 30, 2011 and $288,812 expire October 31, 2012. Additionally, the Balanced Fund had no post-October loss deferrals as of October 31, 2004.

The tax character of distributions paid during 2003 and 2004 for the Growth Fund were as follows:

	Period Ended October 31, 2004	Year Ended September 30,
		2004	2003
Distributions paid from:
Ordinary income	$—	$—	$378,851
Long-term capital gain	—	—	14,633,089
	$—	$—	$15,011,940

The tax character of distributions paid during 2003 and 2004 for the Focus 30 Fund were as follows:

Year Ended September 30,
	Period Ended October 31, 2004	2004	2003
Distributions paid from:
Ordinary income	$—	$—	$—
Long-term capital gain	—	—	—
	$—	$—	$—

The tax character of distributions paid during 2003 and 2004 for the Value Fund were as follows:

	Period Ended October 31, 2004	Year Ended September 30,
		2004	2003
Distributions paid from:
Ordinary income	$—	$421,282	$360,831
Long-term capital gain	—	—	—
	$—	$421,282	$360,831

The tax character of distributions paid during 2003 and 2004 for the Total Return Fund were as follows:

	Period Ended October 31, 2004	Year Ended June 30,
		2004	2003
Distributions paid from:
Ordinary income	$446,103	$600,144	$64,810
Long-term capital gain	—	—	—
Return of capital	—	109,324	—
	$446,103	$709,468	$64,810

	Period Ended October 31, 2004	Year Ended June 30,
		2004	2003
Distributions paid from:
Ordinary income	$59,819	$197,328	$208,171
Long-term capital gain	—	93,788	83,442
Return of capital	—	42,438	—
	$59,819	$333,554	$291,613

NOTES TO THE FINANCIAL STATEMENTS
(Continued)
October 31, 2004

9).	FUND MERGERS

On February 20, 2004, the shareholders of the below Lindner Funds approved the agreement and plan of reorganization providing for the transfer of assets and assumption of liabilities of the Lindner Funds to the corresponding Hennessy Funds. On February 27, 2004, the mergers for the Growth, Value, and Total Return Funds were transacted. On March 11, 2004, the merger for the Balanced Fund was transacted. The following table illustrates the specifics of the tax-free mergers:

Acquired Lindner Fund	Acquiring Hennessy Fund	Acquired Funds Net Assets		Shares issued to Shareholders of Acquired Fund	Acquiring Funds Net Assets	Combined Net Assets
Small Cap Growth	Growth	$7,133,897	(1)	369,776	$943,247,388	$958,599,460
Communications	Growth	8,218,175	(2)	425,974	943,247,388	958,599,460
Growth & Income	Value	179,367,979	(3)	14,615,807	25,954,467	205,322,446
Large-Cap Growth	Total Return	96,447,508	(4)	8,736,232	7,522,415	103,969,923
Market Neutral	Balanced	10,051,535	(5)	919,731	17,302,833	27,354,368

(1)	Includes capital loss carryovers in the amount of $1,521,466.
(2)	Includes capital loss carryovers in the amount of $15,129,988.
(3)	Includes capital loss carryovers and unrealized appreciation in the amount of $145,153,143 and $942,674, respectively.
(4)	Includes accumulated net realized loss on investments of $96,508,193 and an unrealized gain on investments of $360,740.
(5)	Includes accumulated net realized loss on investments of $24,728,086 and no unrealized gain/loss on investments.

10).	SUBSEQUENT EVENTS

On November 19, 2004, a long-term capital gain distribution of $3.87642 per share was declared for the Growth Fund. The distribution was paid on November 19, 2004, to shareholders of record on November 18, 2004.

11).	FEDERAL TAX DISTRIBUTION INFORMATION (Unaudited)

The Total Return and Balanced Funds designate 100% of the dividends declared from net investment income during the period ended October 31, 2004, as qualified dividend income under the Jobs Growth and Tax Reconciliation Act of 2003.

For the period ended October 31, 2004, 100% of the ordinary distributions paid by the Total Return and Balanced Funds qualify for the dividends received deduction available to corporate shareholders.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Shareholders and Board of Directors
The Hennessy Mutual Funds, Inc. and The Hennessy Funds, Inc.

We have audited the accompanying statements of assets and liabilities of The Hennessy Mutual Funds, Inc. (comprising, respectively, the Hennessy Cornerstone Growth Fund, the Hennessy Cornerstone Value Fund, and the Hennessy Focus 30 Fund) and The Hennessy Funds, Inc. (comprising, respectively, the Hennessy Balanced Fund and the Hennessy Total Return Fund), collectively referred to as the “Funds”, including the schedules of investments as of October 31, 2004, and the related statements of operations and cash flows for the periods presented, and the statements of changes in net assets for the periods presented (one month period ended October 31, 2004, year ended September 30, 2004, and nine-month period ended September 30, 2003 for the Hennessy Focus 30 Fund), and financial highlights for each of the periods presented (one month ended October 31, 2004, year ended September 30, 2004, and nine-month period ended September 30, 2003 for the Hennessy Focus 30 Fund). These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The accompanying financial highlights for the Hennessy Cornerstone Growth Fund and the Hennessy Cornerstone Value Fund for the year ended September 30, 2000 were audited by other auditors whose report thereon dated November 13, 2000, expressed an unqualified opinion on these statements. The accompanying financial statements of the Hennessy Focus 30 Fund including the statement of changes in net assets for the year ended December 31, 2002 and the financial highlights for the year ended December 31, 2002 and period January 2, 2001 though December 31, 2001 were audited by other auditors whose report thereon dated January 25, 2003 expressed an unqualified opinion on these statements.

We conducted our audits in accordance with the auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Hennessy Cornerstone Growth Fund, the Hennessy Cornerstone Value Fund, the Hennessy Focus 30 Fund, the Hennessy Balanced Fund, and the Hennessy Total Return Fund as of October 31, 2004, the results of their operations and cash flows for the periods presented, the changes in their net assets for the periods presented (one month period ended October 31, 2004, year ended September 30, 2004, and nine-month period ended September 30, 2003 for the Hennessy Focus 30 Fund), and the financial highlights for each of the periods presented (one month ended October 31, 2004, year ended September 30, 2004, nine-month period ended September 30, 2003 for the Hennessy Focus 30 Fund), in conformity with accounting principles generally accepted in the United States of America.

December 17, 2004
Chicago, Illinois

ADDITIONAL DISCLOSURE REGARDING FUND DIRECTORS (UNAUDITED)

Name, Age and Address	Position(s) Held with the Companies	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	# of Funds in Complex Overseen by Director	Other Directorships Held by Directors
“Disinterested Persons”
Robert T. Doyle, 57 The Courtyard Square 750 Grant Ave., Ste. 100 Novato, CA 94945	Independent Director	Indefinite Term; Served since January 1996.	Currently the Sheriff of Marin County, California (since 1996) and has been employed in the Marin County Sheriff’s Office in various capacities since 1969.	5	None.

J. Dennis DeSousa, 68 The Courtyard Square 750 Grant Ave., Ste. 100 Novato, CA 94945	Independent Director	Indefinite Term; Served since January 1996.	Currently a real estate investor; Owner/director, North Bay Television, Inc. (1985-1999).	5	None.

Gerald P. Richardson, 58 The Courtyard Square 750 Grant Ave., Ste. 100 Novato, CA 94945	Independent Director	Indefinite Term; Served since May 2004.	Currently Chief Executive Officer/owner, ORBIS Payment Services (since January 2001); Consultant, Sonoma County Treasurer/Tax Collector (since July 2000); Principal, Morgan Stanley (Fixed Income) (1981-1999); Chief Investment Officer, City and County of San Francisco Treasurer’s Office (1971-1981).	5	None.
“Interested Persons” (as defined in the 1940 Act)
Neil J. Hennessy, 48 Hennessy Advisors, Inc. The Courtyard Square 750 Grant Ave., Ste. 100 Novato, CA 94945	Director and President	Indefinite Term; Served since January 1996.	President of the Manager since 1989; President and Investment Manager of The Hennessy Mutual Funds, Inc. and The Hennessy Funds, Inc. since 1996.	5	Director of Hennessy Advisors, Inc.

		Officer:
Frank Ingarra, Jr., 33 The Courtyard Square 750 Grant Ave., Ste. 100 Novato, CA 94945	Assistant Portfolio Manager and Vice President	1 year term 2 years
Assistant Portfolio Manager for Hennessy Advisors, Inc., the Fund’s investment adviser, from March 2002 to the present; from August 2000 through March 2002, Mr. Ingarra was the Head Trader for Hennessy Advisors, Inc.; from August 2002 to the present, Mr. Ingarra has been a Vice President of The Hennessy Mutual Funds, Inc. and The Hennessy Funds, Inc.; from July 1999 through August 2000, Mr. Ingarra was the Vice President and lead trader for O’Shaughnessy Capital Management; and from May 1998 through July 1999, Mr. Ingarra was an Assistant Vice President and Equity Trader for O’Shaughnessy Capital Management.
				N/A	None.

Name, Age and Address	Position(s) Held with the Companies	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	# of Funds in Complex Overseen by Director	Other Directorships Held by Directors
Harry F. Thomas, 57 The Courtyard Square 750 Grant Ave., Ste. 100 Novato, CA 94945	Chief Compliance Officer	1 year term Newly appointed
Chief Compliance Officer for Hennessy Advisors, Inc., the Funds’ investment adviser, since 2004; retired business executive from 2001 through 2004; director of the Funds from 2000 to May 2004; Managing Director of Emplifi, Inc., a consulting firm, from 1999 through 2001; and Vice President and Manager of Employee Benefit Trust Operation of Wells Fargo Bank from 1997 through 1999.
				N/A	None.

Ana Miner, 46 The Courtyard Square 750 Grant Ave., Ste. 100 Novato, CA 94945	Vice President of Operations	1 year term 6 years
Has been employed by Hennessy Advisors, Inc., the Funds’ investment adviser, since 1998; from 1990 through 1998, Ms. Miner was employed as an institutional sales assistant by Merrill Lynch Capital Markets.
				N/A	None.

Teresa M. Nilsen, 38 The Courtyard Square 750 Grant Ave., Ste. 100 Novato, CA 94945	Executive Vice President and Treasurer	1 year term 8 years
Currently Executive Vice President, Chief Financial Officer and Secretary of Hennessy Advisors, Inc., the Funds’ investment adviser; Ms. Nilsen has been the corporate secretary and a financial officer of Hennessy Advisors, Inc. since 1989; Ms. Nilsen has been an officer of The Hennessy Mutual Funds, Inc. and The Hennessy Funds, Inc. since 1996, currently she is Executive Vice President and Treasurer.
				N/A	Director of Hennessy Advisors, Inc.

Daniel B. Steadman, 48 The Courtyard Square 750 Grant Ave., Ste. 100 Novato, CA 94945	Executive Vice President and Secretary	1 year term 5 years
Executive Vice President of Hennessy Advisors, Inc., the Funds’ investment adviser, from 2000 to the present; Vice President of Westamerica Bank from 1995 through 2000; Mr. Steadman has been Executive Vice President and Secretary of The Hennessy Mutual Funds, Inc. and The Hennessy Funds, Inc. since 2000.
				N/A	Director of Hennessy Advisors, Inc.

Name, Age and Address	Position(s) Held with the Companies	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	# of Funds in Complex Overseen by Director	Other Directorships Held by Directors

Tania A. Kelley, 39 The Courtyard Square 750 Grant Ave., Ste. 100 Novato, CA 94945	Vice President of Marketing	1 year term 2 years
Has been employed by Hennessy Advisors, Inc., the Funds’ investment adviser, since October 2003; Director of Sales and Marketing for Comcast from 2002 through 2003; from 1999 to 2002, Ms. Kelley was Director of Sales and Marketing for AT&T.
				N/A	None.

Brian Peery, 35 The Courtyard Square 750 Grant Ave., Ste. 100 Novato, CA 94945	Vice President of Sales	1 year term 3 years
Has been employed by Hennessy Advisors, Inc., the Funds’ investment adviser, since June 2002; Vice President of Institutional Sales and Senior Analyst with Brad Peery Inc. from June 2000 to June 2002; from 1996 to 2002, Mr. Peery worked for Haywood Securities where he was a Vice President.
				N/A	None.

Additional information about the Funds’ directors is available in the Statement of Additional Information, which may be obtained without charge, upon request, by calling 1-800-966-4354.

ALLOCATION OF PORTFOLIO ASSETS

ALLOCATION OF PORTFOLIO ASSETS

ALLOCATION OF PORTFOLIO ASSETS

EXPENSE EXAMPLE
October 31, 2004

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2004 to October 31, 2004.

Actual Expenses

The first set of lines of the table below provide information about actual account values and actual expenses. Although the Funds charge no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. You will be charged a redemption fee equal to 1.50% of the net amount of the redemption if you redeem your shares less than 90 calendar days after you purchase them. IRA accounts will be charged a $15.00 annual maintenance fee. The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, interest expense or dividends on short position taken by the Fund and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information within these lines, together with the amount you invested, to estimate the expenses that you paid over the six-month period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of lines within the table below provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 5/1/04	Ending Account Value 10/31/04	Expenses Paid During Period(1) 5/1/04–10/31/04
Actual
Growth Fund	$1,000.00	$1,069.00	$6.55
Focus 30 Fund	$1,000.00	$1,000.90	$7.25
Value Fund	$1,000.00	$1,031.20	$5.87
Total Return Fund	$1,000.00	$ 961.70	$8.55
Balanced Fund	$1,000.00	$ 965.60	$6.67

Hypothetical (5% return before expenses)
Growth Fund	$1,000.00	$1,037.50	$6.45
Focus 30 Fund	$1,000.00	$1,035.70	$7.38
Value Fund	$1,000.00	$1,038.60	$5.89
Total Return Fund	$1,000.00	$1,032.80	$8.86
Balanced Fund	$1,000.00	$1,036.60	$6.92

(1)	Expenses are equal to the Growth Fund’s, Focus 30 Fund’s Value Fund’s, Total Return Fund’s and Balanced Fund’s expense ratios of 1.25%, 1.43%, 1.14%, 1.72% and 1.34%, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent half-year/365 days (to reflect one-half year period).

How to Obtain a Copy of the Funds’ Proxy Voting Policy and Proxy Voting Records

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge: (1) by calling 1-800-966-4354; (2) on the Hennessy funds website at www.hennessyfunds.com; or (3) on the U.S. Securities and Exchange Commission’s website at www.sec.gov.

Quarterly Filings on Form N-Q

Beginning with the quarter ending December 31, 2004, the Funds will file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q will be available on the SEC’s website at www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information included in the Funds’ N-Q will also be available upon request by calling 1-800-966-4354.

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  Investment Adviser
      Hennessy Advisors, Inc.
      The Courtyard Square
      750 Grant Avenue, Suite 100
      Novato, CA 94945
      (800) 966-4354

  Administrator, Transfer Agent,
  Dividend Paying Agent & Shareholder
  Servicing Agent
      U.S. Bancorp Fund Services, LLC
      P.O. Box 701
      Milwaukee, WI 53201-0701
      (800) 261-6950

  Custodian
      U.S. Bank, N.A.
      425 Walnut Street
      Cincinnati, OH 45202

  Directors
      Neil J. Hennessy
      Robert T. Doyle
      J. Dennis DeSousa
      Gerald P. Richardson

  Counsel
       Foley & Lardner LLP
       777 East Wisconsin Avenue
       Milwaukee, WI 53202-5367

  Independent Registered Public Accounting Firm
       KPMG LLP
       303 East Wacker Drive
       Chicago, IL 60601

  Distributor
       Quasar Distributors, LLC
       615 East Michigan Street
       Milwaukee, WI 53202

  This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

HENNESSY
FUNDS

ANNUAL REPORT
OCTOBER 31, 2004

Hennessy Cornerstone Growth Fund
Symbol: HFCGX

Hennessy Focus 30 Fund
Symbol: HFTFX

Hennessy Cornerstone Value Fund
Symbol: HFCVX

Hennessy Total Return Fund
Symbol: HDOGX

Hennessy Balanced Fund
Symbol: HBFBX

Hennessy
Funds

Hennessy Funds
The Courtyard Square
750 Grant Avenue, Suite 100
Novato, California 94945
(415) 899-1555
(800) 966-4354
www.hennessyfunds.com

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-800-966-4354.

Item 3. Audit Committee Financial Expert.

The registrant’s board of directors has determined that it does not have an audit committee financial expert serving on its audit committee. At this time, the registrant believes that the experience provided by each member of the audit committee together offers the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 10/31/2004	FYE 6/30/2004

Audit Fees	$21,600	$32,200
Audit-Related Fees	--	--
Tax Fees	3,000	7,200
All Other Fees	--	--

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant. All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant. (If more than 50 percent of the accountant’s hours were spent to audit the registrant’s financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.)

The following table indicates the non-audit fees billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 10/31/2004	FYE 6/30/2004

Registrant	$--	$--
Registrant's Investment Adviser	--	--

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6.Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures.

(a)

The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no significant changes in the Registrant’s internal controls over financial reporting that occurred during the Registrant’s last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 11. Exhibits.

(a)

(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.
(2)Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Hennessy Funds, Inc

By (Signature and Title) /s/ Neil J. Hennessy Neil J. Hennessy, President

Date 1/7/05

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Neil J. Hennessy Neil J. Hennessy, President

Date 1/7/05

By (Signature and Title)* /s/ Teresa M. Nilsen Teresa M. Nilsen, Treasurer

Date 1/7/05

* Print the name and title of each signing officer under his or her signature.